UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   46                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b)
|_|  on (date) pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)
|_|  on (date) pursuant to paragraph (a)(1)
|X|  75 days after filing pursuant to paragraph (a)(2)
|_|  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                   QCM Absolute Return Fund




Prospectus dated ________, 2005


(800) ____ - ________


5619 DTC Parkway, Suite 100
Greenwood Village, CO  80111

www.qcmfunds.com









The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                  PAGE

RISK RETURN SUMMARY..................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND...........................8

HOW TO BUY SHARES....................................................9

SALES CHARGES.......................................................10

HOW TO REDEEM SHARES................................................14

DETERMINATION OF NET ASSET VALUE....................................17

DIVIDENDS, DISTRIBUTIONS AND TAXES..................................18

MANAGEMENT OF THE FUND..............................................20

OTHER INVESTMENT INFORMATION........................................21

PORTFOLIO HOLDING DISCLOSURE POLICY.................................24

FINANCIAL HIGHLIGHTS................................................24

PRIVACY POLICY......................................................25

FOR MORE INFORMATION........................................Back Cover

                                      - 7 -
                               RISK RETURN SUMMARY

Investment Objective

The QCM Absolute Return Fund seeks positive returns across full market cycles and most market conditions.

Principal Strategies

The Fund pursues its absolute return investment strategy through event-driven investments in opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, industry consolidations, liquidations, reorganizations, bankruptcies, recapitalizations and share buybacks and other extraordinary corporate transactions. The Fund's advisor, Quixote Capital Management, LLC, will attempt to minimize market exposure through the use of short sales and purchasing and selling options. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven investing includes merger arbitrage, distressed securities, and artificial arbitrage investing. The Fund also may engage in closed end fund arbitrage.

     Merger Arbitrage. Merger arbitrage is a highly specialized investment approach designed to benefit from price movements in the equity securities of various companies caused by publicly-announced mergers, tender offers, liquidations, spin-offs and other corporate reorganizations. Typically, the Fund will purchase the stock of a company being acquired or merging with another company, and sell short the stock of the acquiring company. The success of this strategy usually is dependent upon the proposed merger, tender offer or exchange offer being consummated.

     Artificial Arbitrage. Other securities in which the Fund many invest include securities of companies involved in an event that may lead to value realization, referred to as "artificial arbitrage". Artificial arbitrage investments often involve taking long equity positions in the securities of an issuer that has an imminent event that the advisor believes it can capitalize upon, such as a dividend roll, or the issuer is a speculative acquisition target. Dividend rolls are situations where the Fund takes a long position preceding the ex-dividend dates of large companies with high dividend yields. At the same time, the Fund will sell in-the-money call options that require the buyer of the call option to make a decision prior to the ex date as to whether to allow the Fund to receive the dividend or, to exercise the option and take on the downside risk of the stock at an earlier date than the set expiration date.

     Yield to Call. Yield to call investments are securities that are trading to a near term maturity, call or liquidating event. Yield to call investments are not limited to fixed income securities and could also include equities, closed end funds, preferred stock or convertible securities subject to a tender offer or liquidation. Yield to call investments are categorized based on the advisor's perception of their relative safety of principal, surety of the pending event and the expected occurrence of the event within a short time frame.

     Distressed Investing. The Fund may invest in, and may sell short, the securities of companies engaged in later stages of the bankruptcy process, that have experienced significant financial or business difficulties, including companies which (i) may be engaged in debt restructuring or other capital transactions of a similar nature outside the jurisdiction of federal bankruptcy law, (ii) are subject to the provisions of federal bankruptcy law or (iii) are experiencing poor operating results as a result of unfavorable operating conditions, over-leveraged capital structure, catastrophic events, extraordinary write-offs or special competitive or product obsolescence problems.

         Closed End Fund Arbitrage. The Fund may invest in closed end funds that are subject to a definable or anticipated event, such as a distribution, tender offer, merger or liquidation of a closed end fund that is trading at a discount to its net asset value. When applicable and desirable, the advisor will attempt to hedge the position through short selling the acquiring fund, a corresponding ETF, related equities or the call options of the corresponding ETF or related equities.

     Hedging Strategies. The Fund's advisor will attempt to minimize market exposure through the use of short sales and purchasing and selling options. For example, the Fund may purchase the shares of an announced acquisition target company at a discount to their expected value upon completion of the merger. If the merger consideration is all cash, the advisor may write options against the Fund's long position to enhance income or to shorten the duration of the Fund's exposure to the deal. If the merger consideration is tied to the equity of the acquiring company, the advisor will short that issuer in an effort to hedge the downside risk. The short position in the acquiring company is often established by writing in-the-money call options on the stock of the acquirer. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate assets determined to be liquid by the advisor or otherwise cover its position in a permissible manner. As part of its merger arbitrage strategy, the Fund also may invest in bonds, preferred stocks or other convertible securities.

     Leverage Through Borrowing. The Fund will borrow money from banks to purchase portfolio securities. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. When borrowing money, the Fund must follow specific guidelines under the Investment Company Act of 1940, which allow the Fund to borrow an amount equal to as much as 50% of the value of its net assets (not including the amount borrowed). The Fund also may borrow money for temporary or emergency purposes, but these borrowings, together with all other borrowings, may not exceed 33 1/3% of the value of the Fund's total assets at the time the loan is made.

     Trading Strategies. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies, and may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.

     Investment Review Process. In selecting investments for the Fund, the advisor initially reviews broadly disseminated news stories or company announcements concerning corporate events. In the event of an acquisition, tender offer, dividend payout, stock buy back, debt issuance or other corporate action, the advisor examines the company to determine whether the Fund can capitalize upon the event. The advisor first reviews company filings and financial statements, as well as the history of the company and its industry. The advisor typically conducts its own research internally, but also may rely upon research materials prepared by brokerage firms. The advisor's next step is determining the issue specific or general market risks involved in the transaction. The advisor then reviews the most advantageous method of hedging the Fund's exposure to these risks to enhance the risk/return profile of the investment.

     Sell Discipline. The advisor monitors portfolio trades on an ongoing basis through examining the deal spread, in the case of merger arbitrage, price movement, company announcements, news stories and regulatory filings. Particular attention is paid to information which could predict the timing of the anticipated corporate event or the likelihood that the event will not occur. The advisor reviews available public information, together with information derived from the price action of the security, to determine whether to add to a position or whether to sell the security. The advisor, in an attempt to preserve capital, typically sells positions that it determines are becoming riskier or, as an alternative, alters the Fund's hedging strategy.


Principal Risks

o Management. The advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the advisor's projections about the prospects for individual companies are incorrect, such errors in judgment by the advisor may result in significant losses in individual securities, which can also result in possible losses overall for the Fund.

o    Merger  Arbitrage  Risks.  The principal  risk  associated  with the Fund's arbitrage investments is that certain of the proposed reorganizations and/or corporate transactions in which the Fund invests may be renegotiated, terminated, or involve a longer time frame than originally contemplated, in which case the Fund may lose money. If a transaction takes a longer time to close than the Fund originally anticipated, the Fund may not realize the level of returns desired.

o Artificial Arbitrage Risk. The speculative or imminent transaction that the advisor believes the Fund can capitalize upon may fail to materialize. Potential deals may not materialize as a result of company-specific problems, a general market sell-off or decreased liquidity in capital markets.

o Yield to Call Risk. The principal risk is that the expected terminating event does not occur or is extended. The event may not materialize or the maturity date may be extended as a result of company-specific issues, poorly performing financial markets or decreased liquidity in the capital markets.

o Distressed Investment Risk. The Fund may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs, have negative net worth, or are in bankruptcy. There can be no assurance that the advisor will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment.

o Hedging Risks. A substantial percentage of the Fund's investments will not lend themselves to hedging strategies and, even when available, these strategies may not be successful.

          Short Sales. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. In addition, if an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

          Options. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires, and may also subject the Fund to higher price volatility. The Fund is subject to additional risks through the use of options as part of its investment program. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss.

o Leverage Risk. Derivatives normally have economic leverage inherent in their terms, and the amount of leverage will be determined by the amount of collateral posted by the Fund in relation to the initial value of the derivative instrument. As a result, a small investment in derivatives likely will have a potentially large impact on the Fund's performance; and certain gains or losses will be amplified, increasing the volatility of the share price of the Fund. In addition, the cumulative effect of the use of leverage in a market that moves adversely to the investments of the Fund would result in a loss that would be significantly greater than if leverage were not employed.

o Borrowing Risk. The Fund's borrowing activities may cause the price of the Fund's shares to be more volatile than if the Fund did not borrow money. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or even eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

o High Portfolio Turnover Risks. The Fund invests a portion of its assets to seek short-term capital appreciation, which increases portfolio turnover and causes increased brokerage commission costs. A high turnover rate exposes the Fund to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies that emphasize long-term investment strategies and thus have a lower turnover rate.

o Foreign Investment Risk. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Although the Fund primarily invests in securities of issuers domiciled in major industrialized countries, political changes, changes in taxation, or currency controls could nevertheless adversely affect the values of these investments.

o Emerging Market Risks. When the Fund invests in securities of issuers located in emerging markets, it will be subject to additional risks that may be different from, or greater than, risks of investing in securities of issuers based in foreign, developed countries. These risks include illiquidity, significant price volatility, restrictions on foreign investment, possible repatriation of investment income and capital, currency declines, and inflation (including rapid fluctuations in inflation rates).

o Equity Securities Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will under-perform either the securities markets generally or particular segments of the securities markets.

o    Fixed Income Risks.

          Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

          Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

          Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates decline, the value of the Fund's investments may go down. Securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. In addition, the issuers of certain types of securities may prepay principal earlier than scheduled when interest rates rise, forcing the Fund to reinvest in lower yielding securities. Slower than expected principal payments may also extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks because it may invest in mortgage-backed securities. Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o Investment Company Securities Risks. When the Fund invests in another investment company, such as an exchange-traded fund (ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

o Closed End Fund Risk. The amount of public information available about closed end funds generally is less than for open end mutual funds. Consequently, the advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed end funds are not redeemable at the holder's option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund's ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility.

o    Government Securities Risks.

          Agency Risk. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of certain U.S. government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued or guaranteed by the U.S. government.

          No Guarantee. The U.S. government's guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund does not imply that the Fund's shares are guaranteed nor that the price of the Fund's shares will not fluctuate.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. o The Fund may not be appropriate for use as a complete investment program. o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

     The Fund may be suitable for:

o Investors seeking stability of principal more than growth of capital
o Investors seeking a fund offering the option of quarterly dividends
o Investors willing to accept price fluctuations in their investments

Past Performance

     The Fund recently commenced operations and, as a result, has no prior performance history. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the advisor's fully discretionary private absolute return composite, and by comparing their performance with a broad measure of market performance. The performance shown is the performance of all the advisor's fully discretionary private accounts managed by the Fund's portfolio managers, using substantially the same investment strategy that the portfolio managers will use to manage the Fund. The returns were calculated by the advisor and include gains or losses plus income and reinvested dividends, after deducting all costs and fees incurred by the accounts. These accounts have substantially similar investment objectives and policies to those of the Fund. However, the accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, and, if applicable, such limitations, requirements, and restrictions might have adversely affected the performance results of the composite. The Fund and the private accounts have different fee structures and, as a result, the net performance shown would be different using the Fund's fee structure. Past performance of this composite is not necessarily indicative of the Fund's future results.

                            Year by Year Total Return
                     of Advisor's Absolute Return Composite
                        (for the years ended December 31)
                                [GRAPH OMITTED]

                              2003            12.98%
                              2004             4.12%


                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR THE YEARS ENDED DECEMBER 31, 2004

============================================= ========== ====================
                                                Past 1     Since Inception
                                                 Year      (March 1, 2002)
--------------------------------------------- ---------- --------------------

Advisor's Absolute Return Composite              4.12%          10.07%
--------------------------------------------- ---------- --------------------
--------------------------------------------- ---------- --------------------
Indexes (reflect no deduction for fees,
   expenses, or taxes)
--------------------------------------------- ---------- --------------------
--------------------------------------------- ---------- --------------------
S&P 500 Index 1                                 10.88%          15.00%
--------------------------------------------- ---------- --------------------
--------------------------------------------- ---------- --------------------
Merrill  Lynch U.S.  Treasury  Bill  Master
   Index                                         1.27%          3.94%
--------------------------------------------- ---------- --------------------

1 The S&P 500 Index is a broad-based index representative of the stock market in general. The Merrill Lynch U.S. Treasury Bill Master Index tracks the performance of all outstanding Treasury Bills issued by the U.S. Government. These indexes do not reflect any deduction for fees, expenses or taxes.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases 1.....................5.75%
Maximum Deferred Sales Charge (Load) 2.................................1.00%
Redemption Fee 3,4.....................................................1.00%
Exchange Fee............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee.........................................................1.25%
Distribution and/or Service (12b-1) Fees...............................0.25%
Other Expenses 5.......................................................0.84%
Total Annual Fund Operating Expenses...................................2.34%
Fee Waiver and Expense Reimbursement 6.................................0.09%
Net Annual Fund Operating Expenses ....................................2.25%

1    Does not apply to purchases of $1 million and over.

2 Applies only to purchases of shares purchased without a sales charge, including purchases of $1 million or more if the initial sales load was waived, if such shares are redeemed within 12 months of purchase.

3 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

4 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 1.00% redemption fee on shares redeemed within 30 calendar days after they are purchased.

5    Based on estimated amounts for the initial fiscal year.

6 The advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 2.25% of the Fund's average daily net assets through _______, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

Example:

     This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds, based on the costs above. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000 in shares of the Fund for the time periods indicated, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 year            3 years
                 ------            -------
                 $228              $713


                                HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The minimum initial investment in the Fund is $2,500. Subsequent investments are subject to a $100 minimum. The advisor may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include: o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail:                                      Overnight:
QCM Absolute Return Fund                        QCM Absolute Return Fund
c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
P.O. Box 6110                                   431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) _____-________ to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

   -your name                 -the name of your account(s)
   -your account number(s)    -a check made payable to QCM Absolute Return Fund

Checks should be sent to the Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. To send a bank wire, follow the instructions outlined under the heading "Initial Purchase - By Wire" in this prospectus.

                  SALES CHARGES

Initial Sales Charges.

Shares of the Fund are purchased at the public offering price, and are available through registered broker-dealers, registered investment advisors, banks and other financial institutions, as well as directly from the Fund's distributor, Unified Financial Securities, Inc. The public offering price for the Fund's shares is the next determined net asset value ("NAV") plus a sales charge as shown in the following table.

===================================   ===============================================   ===============================

         Amount of Investment                     Sales Charge as % of:                       Dealer Reallowance
                                                                                              as %of Public
                                       Public Net Offering        Net Amount Invested         Offering Price
                                       Amount Price Invested
===================================   ================================================  ===============================
Less than $50,000                          5.75 %                      6.10%                    5.00%
$50,000 but less than $100,000             4.50%                       4.71%                    3.75%
$100,000 but less than $250,000            3.50%                       3.63%                    2.75%
$250,000 but less than $500,000            2.50%                       2.56%                    2.00%
$500,000 but less than $1,000,000          1.50%                       1.52%                    1.25%
$1 million or more*                        0.00%                       0.00%                    0.00%
====================================  =================================================  ===============================


Sales Charge Reduction And Waivers

Breakpoint Discounts. As the table above shows, the larger your investment in the Fund's shares, the lower the initial sales charge imposed on your purchase. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint. " You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

o Letter of Intent. A letter of intent ("LOI") allows you to qualify for a breakpoint discount with respect to a current purchase, based on the total amount of purchases you intend to make in the near future. You can sign an LOI, in which you agree to invest a certain amount (your goal) in the Fund over a 24-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal, but you will not be entitled to a rebate of any sales charge paid on those prior purchases. Your goal must be at least $50,000, and, if you do not meet your goal within the 24-month period, the higher sales charge will be deducted from your account.

o Rights of Accumulation. A right of accumulation allows you to qualify for a breakpoint with respect to a current purchase based on the total value of your previous purchases. You can count towards the amount of your investment your total account value, including amounts held in qualified retirement plans. For example, if you have $40,000 invested in the Fund and you wish to invest an additional $10,000 in the Fund, you can invest that $10,000 and pay the reduced sales charge rate normally applicable to a $50,000 investment. The Fund may terminate or change this privilege at any time upon written notice.

o Combine With Family Members and Related Entities. You can also count towards the amount of your investment all investments in the Fund by your spouse, your children under age 21 and parents ("Family Members"), including their Rights of Accumulation and goals under an LOI. You can also count the amount of all investments in the Fund under a single trust agreement with multiple beneficiaries, of which you are one, or a qualified retirement or employee plan of a single employer, of which you are a participant.

Shareholder's Responsibility With Respect to Breakpoint Discounts. In order to obtain any of the sales charge discounts set forth above, you must inform your financial advisor of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by Family Members at the time of purchase. You must inform your financial advisor of all shares of the Fund in any accounts held (i) in your account(s) at the financial advisor, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to Family Members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISOR OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, its transfer agent, and financial intermediaries may not maintain this information.

Purchases at Net Asset Value. Purchases of shares in an amount equal to investments of $1 million or more are not subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within one year of purchase (see below). In addition, purchases of the Fund's shares in an amount less than $1 million may be eligible for a waiver of the sales charge in the following circumstances:

o Purchases by the advisor on behalf of its advisory clients or its employees, and all such persons' immediate relatives (e.g., spouse, parents, siblings, and children, including in-law relationships) and beneficial accounts;

o Purchases made through certain intermediaries including, but not limited to, the following: National Financial Services LLC NTF (Fidelity), National Investor Services Corp. NTF (TD Waterhouse), Charles Schwab OneSource NTF, U.S. Clearing Corp., E-Trade, Scottrade, Investmart, Ameritrade and Pershing;

o Purchases made through certain financial intermediaries including banks, trust companies, broker-dealers, credit unions and financial advisors that enter into selling arrangements with the Fund's distributor;

o Purchases by employees and registered representatives of broker-dealers that have selling arrangements with the Fund's distributor; directors, officers and employees of other financial institutions that are party to agency agreements with the Fund's distributor, and all such persons' immediate relatives and beneficial accounts; and

o Purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations that have entered into service agreements to provide services to Fund shareholders. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

     In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund's distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Website Disclosure. The Fund maintains a website at www.qcmfunds.com. Information about sales charges, including sales load breakpoints, the Right of Accumulation and Letters of Intent, is fully disclosed in this prospectus, which is available on the website free of charge. The Fund believes that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make the sales charge information available to investors on the Fund's website independent of the prospectus.

Contingent Deferred Sales Charge

     Shares purchased without an initial sales charge and redeemed within 12 months of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00%. The CDSC is calculated based on the lower of the shares' cost or current net asset value.

     In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. All or a portion of the CDSC may be retained by the Fund's distributor to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, or may be allocated to your dealer of record as a concession.


Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and service fees for the sale and distribution of its shares. Under the plan, the Fund will pay an annual fee of 0.25% of the average daily net assets of the Fund to the Fund's advisor to make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Fund or provide services to the Fund, pursuant to service agreements with the Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

     Since the Fund is oriented to shorter term investments which create short term capital gains taxed at the investors ordinary income tax rate, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. You may be assessed a CDSC of 1% if you redeem shares purchased without an initial sales charge and redeem them within 12 months of purchase. The Fund will first redeem the shares that you have owned the longest period of time. No CDSC will be imposed on shares that you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the net asset value attributable to your shares on the date of redemption, and is deducted from your redemption proceeds. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

     A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                                      Overnight:
QCM Absolute Return Fund                        QCM Absolute Return Fund
c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
P.O. Box 6110                                   431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. Please call Shareholder Services at (800) - ____ -______ if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (800) -_____ - _______. You must first complete the optional Telephone Redemption section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing

     The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds from shares withdrawn within 30 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a "first-in, first-out" method to determine the 30-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

     If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund's advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed to be "market-timers."

     While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

     If you are not certain of the requirements for a redemption please call Shareholder Services at (800) _____-________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends on a quarterly basis.

Taxes. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have:
(1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                               TAX STATUS

Qualified dividend income                         Generally maximum 15% on non-corporate
                                                  taxpayers

Net short-term capital gain distributions         Ordinary income rate

Net long-term capital gain distributions          Generally maximum 15% on non-corporate
                                                  taxpayers *

Sales of shares  (including  redemptions)         Gains are taxed at generally maximum 15% on
owned  more than one year                         non-corporate taxpayers *

Sales of shares (including redemptions)           Gains are taxed at the same rate as ordinary
owned for one year or less                        income; losses are subject to special rates


*For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND

Quixote Capital Management LLC, serves as investment advisor to the Fund. The advisor has overall supervisory management responsibility for the general management and investment of the Fund's portfolio. The advisor sets the Fund's overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund's portfolio and votes any proxies solicited by portfolio companies. In addition to the Fund, the advisor also manages a limited partnership(s) that essentially has the same overall investment focus as the Fund which is an investment strategy not available to the Fund. This is the first mutual fund managed by the advisor.

The Fund is authorized to pay the advisor a fee equal to 1.25% of the Fund's average daily net assets. The advisor contractually has agreed to waive its fee and reimburse the Fund's expenses but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 2.25% of the Fund's average daily net assets through ________, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurs, provided that the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

The advisor, not the Fund, may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management agreement.

Portfolio Managers

The  Fund is  managed  on a day to day  basis by  Jerry  Paul and Troy  Johnson.
Responsibilities for investment selection and monitoring are shared equally between the co-portfolio managers based on the investment strategy employed, historical involvement with specific securities or issuers, the industry and the availability to devote the time necessary to research and monitor the holding.

Jerry Paul, CFA - Jerry Paul serves as the Fund's co-portfolio manager. Mr. Paul's responsibilities at the advisor include serving as Chief Executive Office and Chief Investment Officer. He also performs portfolio management, research and trading. In addition, Mr. Paul has served as co-Managing Partner of the advisor since its inception in 2002. Prior to founding the advisor, Mr. Paul served as Senior Vice-President and Global Partner of Invesco Funds Group and portfolio manager of several Invesco funds, including Invesco High Yield and Select Income, from 1994 until 2001. Prior to his tenure at Invesco, Mr. Paul was the founder and President of Quixote Investment Management, where he provided investment management and consultation services to individuals, business and corporations from 1993 to 1994. From 1987 to 1992 Mr. Paul was Senior Vice President and Principal at Stein, Roe & Farnham, Inc. He also served as Director of Fixed Income Research at Stein Roe. From 1976 to 1987, he served as Vice President of Investments at Century Life of America, where he was responsible for developing and implementing strategies and tactics for bond, stock and venture capital portfolios. Mr. Paul is a Chartered Financial Analyst
(CFA) and Certified Public Accountant (CPA). He holds a BBA from the University of Iowa and an MBA from the University of Northern Iowa.

Troy Johnson, CFA - Troy Johnson serves as the Fund's co-portfolio manager. Mr. Johnson's responsibilities at the advisor include portfolio management, research, trading and supervisory oversight of the advisor's compliance program. Mr. Johnson also has served as co-Managing Partner of the advisor since its inception and Chief Compliance Officer since August of 2005. Prior to that time, Mr. Johnson served in various capacities for Invesco Funds Group from 1993 until 2001. His responsibilities as a fixed income analyst from 1999 through 2001 included research and valuation determinations for investment grade and high yield bonds, as wells as providing buy and sell recommendations for various portfolios. From 1997 to 1998, Mr. Johnson was a fixed income research assistant. He aided portfolio managers in gathering information about specific issuers and issues from financial statements. From 1993 to 1996 he was an internal auditor at Invesco. Mr. Johnson is a Chartered Financial Analyst (CFA). He holds a BS from Montana State University and a Masters of Science in Business
(MSB) from the University of Wisconsin.

The Fund's Statement of Additional Information provides additional information about the Fund's portfolio managers, including each portfolio manager's compensation, other accounts that he manages, and his ownership of shares of the Fund.


                          OTHER INVESTMENT INFORMATION

General

The investment objective of the Fund may be changed without shareholder approval.

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Other Investment Companies

The Fund may invest in other investment companies, including mutual funds, money market funds, ETFs (including ETFs that hold portfolio of securities that closely tracks the price performance and dividend yield of various indexes), and closed-end funds.

ETFs in which the Fund may invest include S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, iShares, streetTRACKS, HOLDRs and other security baskets. SPDRs are exchange traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. There are other exchange traded funds, such as iShares and streetTRACKS, that own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

The Fund may also invest in various sector exchange-traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, or Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

The structure of a closed-end fund poses additional risks than are involved when investing in most open-end funds. For example, closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder, and typically engage in a continuous offering of their shares. If a closed-end fund's underlying market value rises and the Fund's discount narrows or its premium widens, the price return of the closed-end fund -- the actual return to the shareholder -- will be greater than the Fund's NAV return. Generally, demand for the type of asset class in which a closed-end fund invests will drive changes in and levels of premiums and discounts. The market price of closed-end fund shares may also be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than or equal to the fund's net asset value. Another risk generally associated with closed-end funds is that most closed-end funds leverage their assets in the attempt to enhance their yield at the expense of increased NAV volatility.

Options

The Fund will use derivative instruments (such as options) for risk management purposes, and as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The advisor may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Additional Information About Fund Investments And Risk Considerations" in the Fund's Statement of Additional Information.


Foreign Securities

When the Fund invests in foreign securities, including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. These risks include potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. In addition, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). These currency movements may negatively impact the value of the Fund's portfolio even when there is no change in the value of the related security in the issuer's home country.

Investing in emerging markets imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; and unavailability of currency hedging techniques. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure on the degree to which convertible securities sell above their value as fixed income securities.


                       PORTFOLIO HOLDING DISCLOSURE POLICY

The Fund's top 10 portfolio holdings in order of position size and as a percentage of the total portfolio, may be available quarterly, with a 15-day lag, on www.qcmfunds.com. Industry, sector and regional breakdowns for the Fund may also be available quarterly, with a 15-day lag.

Details of the Fund's portfolio holdings policies and procedures, which includes a discussion of any exceptions, are contained in the Fund's SAI.


                              FINANCIAL HIGHLIGHTS

Because  the  Fund  recently  commenced  operations,   there  are  no  financial
highlights available at this time.

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


You can find additional information about the Fund in the following documents:

         Annual and Semi Annual Reports: While the Prospectus describes the Fund's potential investments, the Annual and Semi Annual Reports detail the Fund's actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

         Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund's policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

         You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (800) ____-_______. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund's SAI and Annual and Semi Annual reports are available, free of charge, at the Fund's Internet site at www.qcmfunds.com.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.


Investment Company Act #811-21237

                            QCM ABSOLUTE RETURN FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                ___________, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of QCM Absolute Return Fund dated ________, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at 1-800
-_____-______.

                                TABLE OF CONTENTS
                                                                           PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3
INVESTMENT LIMITATIONS.......................................................24
INVESTMENT ADVISOR...........................................................26
TRUSTEES AND OFFICERS........................................................29
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................31
PORTFOLIO TURNOVER...........................................................32
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................32
DISCLOSURE OF PORTFOLIO HOLDINGS.............................................33
PROXY VOTING POLICY..........................................................34
DETERMINATION OF NET ASSET VALUE.............................................34
REDEMPTION IN-KIND...........................................................35
STATUS AND TAXATION OF THE FUND..............................................36
CUSTODIAN....................................................................38
FUND SERVICES................................................................38
ACCOUNTANTS..................................................................38
DISTRIBUTOR..................................................................39
DISTRIBUTION PLAN............................................................39
FINANCIAL STATEMENTS.........................................................39

DESCRIPTION OF THE TRUST AND FUND

     QCM Absolute Return Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Quixote Capital Management LLC (the "Advisor"). The Fund commenced operations on November __, 2005.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers one class of shares, and may offer additional classes of shares in the future.

     In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund may authorize one or more brokers or other intermediaries (an "Intermediary") to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's initial annual report will contain additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques each may use.

     A. Equity Securities. The Fund may invest in equity securities, including common stock, common stock equivalents (such as rights and warrants, and convertible securities) and preferred stock. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations. Equity securities also include depositary receipts and exchange-traded funds, each described below.

          A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond (discussed below) and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock typically has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     B. Short Selling. The Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

          Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account containing cash or U.S. government securities equal to the difference between (a) the market value of the security sold short at the time it was sold short and (b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short, and
          (2) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

          The Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none of the Fund currently expect to do so, any Fund may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of that Fund's position.

     C. Fixed Income Securities. The Fund may invest in fixed income securities rated between BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service ("Moody's") and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"), and in unrated debt obligations of comparable credit-quality as determined by the Advisor. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, U.S. government securities, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

               1. Corporate Debt Securities. The Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

               2. High Yield Debt Securities ("Junk Bonds"). Subject to the limitation on investments in illiquid securities, the Fund may invest in securities that are below investment grade. The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield securities value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

               In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund's ability to accurately value high yield securities and the Fund's assets and on the Fund's ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

               There  are  also  special  tax  considerations   associated  with
          investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund must report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

               Finally, there are risks involved in applying credit ratings as method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Advisor continuously will monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities liquidity so the Fund can meet redemption requests. A description of the rating categories is contained in the Appendix.

               3. Convertible Securities. The Fund may invest in convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

               4.  U.S.  Government  Securities.  The  Fund  may  purchase  U.S.
          government securities which may be backed by the credit of the government as a whole or only by the issuing agency.

          (i) U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States and are considered to be of the highest credit quality, although they are generally not rated by NRSROs.

          (ii) Treasury Inflation-Protection Securities. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS). TIPS are special type of treasury note or bond that was created in order to offer bond investors protection from inflation. The value of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent the value of the bond would go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that your original investment will stay the same. TIPS decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

          (iii)Zero-Coupon U.S. Government Securities. Some of the U.S. government securities the Fund can buy may be structured as zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. They are subject to greater fluctuations in market value as interest rates change than interest-paying securities. For financial and tax purposes, interest accrues on zero-coupon bonds even though cash is not actually received by the Fund. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.

          (iv) Mortgage-Related Securities. Mortgage-related securities that are issued or guaranteed by certain agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private-issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits and other real-estate related securities. As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

               5. Municipal Securities. The Fund may invest in municipal securities which are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and
          Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

               The two principal classifications of municipal securities are "general obligation" and "revenue" bonds.

          (i) General Obligation Bonds. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

          (ii) Revenue Bonds. Revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in default on the bonds.

          (iii)Private Activity Bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in default on the bonds. The interest on many types of private activity bonds is subject to federal alternative minimum tax ("AMT"). However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.

          (iv) Municipal Leases. Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation(COPs). However, the Tax-Exempt Fund may also invest directly in individual leases.

          (v) Municipal Notes. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long- term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Municipal notes may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax exempt commercial paper. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

          (vi) Tax Increment Financing Bonds. Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

               In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall.

               The Advisor considers municipal securities to be of investment grade quality if they are rated at the time of purchase BBB or higher by S& P or Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade municipal securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a municipal security drops below investment grade, the Advisor will dispose of the security as soon as practicable, unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

               6.  Short-Term  Investments.  For  temporary  defensive  or  cash management purposes, the Fund may invest in all types of short-term investments including, but not limited to, corporate commercial paper and other short-term commercial obligations issued by international or domestic companies; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks located in the U.S. or foreign countries; obligations of comparable quality issued or guaranteed by the U.S. government or the government of a foreign country or their respective agencies or instrumentalities; and repurchase agreements. These securities may be denominated in U.S. dollars or in foreign currencies.

               7. Mortgage-Backed Securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

               In addition, the Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     D. Distressed Securities. Distressed securities are securities of companies encountering significant financial or business difficulties, including companies which (i) may be engaged in debt restructuring or other capital transactions of a similar nature outside the jurisdiction of federal bankruptcy law, (ii) are subject to the provisions of federal bankruptcy law or (iii) are experiencing poor operating results as a result of unfavorable operating conditions, over-leveraged capital structure, catastrophic events, extraordinary write-offs or special competitive or product obsolescence problems. Corporate bankruptcy or distress often causes a company's securities to trade at a discounted value. Through an analysis of the complex business and legal procedures associated with the situation, the Fund may have the ability to purchase these securities and to exit the investment at an attractive risk-adjusted rate of return. Profits are expected from the market's lack of understanding of the intrinsic value of the discounted securities and because many institutional investors cannot own below investment grade securities. Distressed securities typically are rated below investment grade (i.e., as junk securities).

               Investment in distressed securities may be considered speculative and may present substantial potential for loss as well as gain. The Fund will not invest in the securities of distressed issuers for the purpose of exercising day-to-day management of any issuer's affairs; however, such investment may nonetheless cause the Fund to have a more active participation in the affairs of the issuer than is generally assumed by an investor. This may subject the Fund to litigation risks. When a company seeks relief under the Federal Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be `adequately protected' during the proceedings. If the bankruptcy court's assessment of adequate protection is inaccurate, a creditor's collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. Furthermore, while the Fund intends to scrutinize any security interests that secure the debt it purchases, there can be no assurance that such security interests will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against the challenge. While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of a debtor, shareholders of a debtor or even the debtor itself in other state or federal proceedings. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them. To the extent that the Fund assumes an active role in any legal proceeding involving a debtor, the Fund may be prevented from disposing of securities issued by the debtor due to the Fund's possession of material, non-public information concerning the debtor.

     E.   Derivative Instruments.

               1.   Derivatives   in  General.   The  Fund  may  use  derivative
          instruments for any lawful purpose consistent with its investment objectives, including for general investment purposes, hedging, managing risk, or obtaining market exposure. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities or indices.

               A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in market value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. For example, forward-based derivatives include forward contracts and swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including options on forward and cap, floor, and collar swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     (i) Options. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position.

          The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.

          The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

          The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

          The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

          The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

     (ii) Futures  Contracts.   The  Fund  may  enter  into  futures  contracts,
          including, but not limited to, interest rate futures and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of that Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to that Fund than purchasing the futures contract.

          To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the Commodities Exchange Act ("CEA") A by the Commodity Futures Trade Commission ("CFTC"). Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

          An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

          No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

          Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

          If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. That Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, that Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

          Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

          Single-stock futures are futures traded on individual stocks. When buying or selling single-stock futures, the Fund is obligated to fulfill the terms of the contract upon expiration, unless it offsets the position before then. Single-stock futures carry higher margin requirements than regular futures contracts. Trading single-stock futures also involves the risk of losing more than the Fund's initial investment.

     (iii)Foreign Currency Derivatives. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio.

          For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling that Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

          The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

          Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

          When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

          The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

          Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

          There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund may have to pay a fee or commission for using these instruments or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          When required by the guidelines issued by Securities and Exchange Commission ("SEC"), the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets is so set aside, this could impede portfolio management or that Fund's ability to meet redemption requests or other current obligations.

          The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to that Fund and its shareholders and is consistent with that Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of that Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     (iv) Exchange-Traded And OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. On the other hand, OTC derivative transactions are not traded on established exchanges and are not guaranteed by the creditworthiness of any exchange. Consequently, OTC derivative transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. OTC derivative transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

          2. Use of Derivatives. The Fund may enter into derivative transactions for a variety of purposes, such as hedging, managing risk or market exposure and for investment purposes.


     (i) Hedging. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

     (ii) Managing Risk. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying, selling, holding certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities, and to floating-rate debt securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

     (iii)Market Exposure. As described above under "Index Derivatives," the Hedge Fund Index Fund will use Index Derivatives to attempt to achieve its investment objective.

          3. General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the CFTC, and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.

          The Fund have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule
     4.5 under the CEA, and, therefore, no Fund will be subject to registration or regulation as a commodity pool operator under the CEA.

          4. Leveraged Derivative Transactions. The SEC has identified certain trading practices involving derivative instruments that have the potential for leveraging the Fund's assets in a manner that raises senior security issues as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). In order to avoid creating a senior security and to limit the potential problems for leveraging of the Fund's assets when the Fund invests in derivatives, the SEC has stated that the Fund may use coverage or segregation of its liquid assets. To the extent required by SEC guidelines, the Fund will not enter into any such leveraging derivative transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the counterparty to the extent that the position is not "covered." Assets designated on the Fund's records cannot be sold while the related derivative position is open unless they are replaced with similar assets and such designated assets may be deemed illiquid. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or that Fund's ability to meet redemption requests or other current obligations.

          In some cases, the Fund may be required to maintain or limit exposure of a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under such derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on that Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).

          5. Additional Derivative Instruments And Strategies. In addition to the derivative instruments and strategies described above and in the prospectus, the Advisor expects to use additional derivative instruments and to employ other hedging or risk management techniques using derivatives. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by that Fund's investment limitations, operating policies, and applicable regulatory authorities.

     F. Investment Companies Securities. The Fund may invest in other investment companies, including mutual funds, money market funds, and exchange-traded funds ("ETFs"), including those that hold portfolio of securities which closely tracks the price performance and/or dividend yield of various indices. Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.

               Money market funds invest exclusively in dollar denominated high-quality, short-term instruments issued by the federal government, corporations, municipalities and banks, and maintain a dollar-weighted average portfolio maturity of 90 days or less. Money market funds are managed to maintain a constant price per share, typically $1.00. As with other mutual funds, money market fund shares can be purchased or sold at any time at the Fund's current share price. The yield on a money market instrument may vary with market conditions; however, it generally is competitive with many savings accounts and is more liquid than most bank CDs. Risks associated with money market funds include an income risk - i.e., that the yield can fall sharply in a relatively short period of time, and an inflation risk - i.e., that the returns may not keep up with inflation, leading to purchasing power erosion for the investor.

               ETFs represent shares of ownership in mutual funds, or unit investment trusts ("UIT"), that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value. Instead, ETFs sell and redeem their shares at net asset value only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable. When the Fund invests in ETF, as a shareholder of an investment company, it may indirectly bear service and other fees which are in addition to the fees the Fund pays its own service providers

               ETFs include S&P Depositary Receipts ("SPDRs"), Select Sector SPDRs, DIAMONDS, QQQQs, iShares, HOLDRS, Fortune e-50, streetTRACKS, VIPERs and other security baskets. For example, SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

     G. Foreign Securities

               1. General. The Fund may invest in foreign securities or other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

               To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

               2. Emerging Markets Securities. The Fund may invest directly in foreign securities of issuers in emerging markets or purchase ETFs that invest in emerging market securities. To the extent the Fund invests in foreign ETFs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of the particular fund.

               Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               3. Sovereign and Super-national Debt. The Fund may invest in debt obligations of foreign governments. An investment in debt obligations of foreign governments and their political subdivisions (sovereign debt) involves special risks that are not present when investing in corporate debt obligations. The foreign. issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt issues. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

               A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

     H. Depositary Receipts. The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

               ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in equity securities of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

               Depositary receipt facilities may be established as either "unsponsored" or "sponsored." While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

               A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

               Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

     I.   Brady Bonds

               The Fund may invest in debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the "Brady Plan." Brady bonds are dollar-denominated debt securities that are issued by the governments of developing countries under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). The Brady Plan framework, as it has developed, contemplates the exchange of existing commercial bank debt for the newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The principal amount on a Brady bond is usually, but not always collateralized, by specially issued U.S. Treasury 30-year zero-coupon bonds purchased by the debtor country, and the interest payments are, in some cases, guaranteed by securities of at least double-A-rated credit quality held with the New York Federal Reserve Bank.

               Brady bonds may involve a high degree of risk, such the risks generally associated with emerging market securities, as well as the risks of fixed income securities, including the risk that the issuers of such bonds may be in default on their existing loan obligations or present the risk of default. The fact that certain bonds have their principal collateralized by Treasury notes does not mean that such bonds are guaranteed by the U.S. government. To the extent that some but not all of the Brady bond is collateralized by Treasury Notes, the Fund will be at risk with respect to the uncollateralized portion of the principal, as well as the interest. Brady bonds have been issued only recently, and, accordingly, they do not have a long payment history. Agreements implemented under the Brady Plan to date are designated to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ.

     J. Rule 144A Securities. The Fund may invest in certain securities not required to be registered under the Securities Act, such as securities that only may be resold to qualified institutional buyers under Rule 144A ("QIB") under the Securities Act ("144A Securities") and Section 4(2) commercial paper, and are generally deemed illiquid but may be considered liquid by the Advisor under guidelines adopted by the Board.

               The Board has delegated to the Advisor the day-to-day determination of the liquidity of Rule 144A Securities, based on guidelines adopted by the Board, although it has retained oversight and ultimate responsibility for such determinations. The Board has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security,
          (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors.

               Rule 144A Securities may be deemed liquid by the Advisor pursuant to liquidity guidelines established by the Board. Factors favoring the liquidity of such a security include frequency of trades and quotes for the security, number of potential broker-dealers and QIBs willing to purchase the security, the willingness of dealers to make a market in the security, and the likelihood of future marketability. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.

               Rule 144A Securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required in order for the Fund to make a public sale of such security, that Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a Rule 144A Security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted Securities will be priced in accordance with pricing procedures adopted by the Board.

     K. Repurchase Agreements. The Fund may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers ("Seller") as determined by the Advisor. In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by that Fund plus an agreed interest payment ("Repurchase Price"). The Seller's obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. Government securities or U.S. agency guaranteed securities ("Collateral"). The Collateral is held by the Fund's custodian or a qualified subcustodian under the 1940 Act that is a financial intermediary ("Custodian"). The Advisor will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price. Each repurchase agreement must at all times be "fully collateralized" by the Collateral as required by the 1940 Act. Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price.

               In addition, the Fund may invest in foreign repurchase agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased, i.e., the collateral, in U.S. dollars, is less than the agreed upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. Repurchase agreements with foreign counterparties may have more risk than with U.S. counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.

     L. Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involve the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities or other obligations, held by the Fund with an agreement to repurchase the obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

               While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate cash or cash equivalents in a segregated custodian account to cover their obligations under the agreement. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings would decline faster than otherwise would be the case. If the buyer of the obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

     M. When-Issued and Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis and such transactions represent a type of forward commitment by the Fund. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the underlying debt obligations accrues to that Fund. These types of forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Advisor does not believe that the Fund's net asset value will be adversely affected by these types of securities purchases.

               To the extent required by the SEC, the Fund will maintain cash and liquid assets equal in value to the aggregate outstanding forward commitments for when-issued and delayed-delivery securities marked to market daily. Such designated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities designated on its books and records, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     N. Floating Rate Debt Instruments. The Fund may invest in floating and variable rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

               The interest rate on a floating rate debt instrument ("floater") is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide an Underlying Fund with a certain degree of protection against rises in interest rates, an Underlying Fund will participate in any declines in interest rates as well. To be an eligible investment for a money market fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost.

               The Fund may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Fund will only invest in inverse floaters that the Advisor has determined to be liquid.

     O. Investments in Initial Public Offerings. To the extent consistent with its investment objective, the Fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of the Fund's investment performance. The Fund cannot assure that investments in initial public offerings will continue to be available to the Fund or, if available, will result in positive investment performance. In addition, as the Fund's portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the Fund is likely to decrease.


INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

               1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

               2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

               3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

               4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

               5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, including commodities futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

               6. Loans.  The Fund will not make loans to other persons,  except
          (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

               7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

               8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.   Non-Fundamental.  The following  limitations have been adopted by the Trust
     with  respect  to  the  Fund  and  are  Non-Fundamental   (see  "Investment
     Limitations - Fundamental" above).

          1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

          3.  Illiquid   Securities.   The  Fund  will  not  purchase   illiquid
     securities.

          4. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

INVESTMENT ADVISOR

     The Fund's Advisor is Quixote Capital Management, LLC. Jerry Paul is the controlling shareholder of Quixote Partners, LLC, the parent company of the Advisor. In addition to the Fund, the Advisor also manages a limited partnership(s) that essentially has the same overall investment focus as the Fund, but which may use various investment strategies not available to the Fund.

     Under the terms of the management agreement (the "Agreement" or collectively, the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the advisor a fee equal to 1.25% of the Fund's average daily net assets. The advisor contractually has agreed to waive its fee and reimburse the Fund's expenses but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 2.25% of the Fund's average daily net assets through ________, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 2.25% expense limitation.

     The Agreement was approved by the Board of Trustees, including the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees"), at an in-person meeting held on August 29, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements of the Advisor's principal executive, and a memorandum of understanding that described the advisor's absolute return strategy, proposed investments of the Fund, and the Advisor's business and personnel. The Advisor represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

     In considering the Agreement, the Trustees primarily considered that: (1) Mr. Jerry Paul, Chief Executive Officer and founder of the Advisor and portfolio manager of the Fund, has over 25 years' experience in successfully providing portfolio management and fixed income research services; including prior experience as a mutual fund portfolio manager of various Invesco funds; (2) the Advisor has achieved consistent, positive returns for its private account using the same absolute return strategy that it will use to manage the Fund since the Advisor's inception in 2002; (3) Mr. Paul has committed to invest substantial personal assets in the Fund; (4) the Advisor will engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in order for the Advisor to obtain access to research services that benefit its portfolio management services; (5) although the advisory fee is higher than those charged by other mutual funds, the Advisor's arbitrage strategies are more time consuming and typically require more expertise and oversight than equity or fixed income portfolio management; and (6) the Advisor has agreed to cap total Fund operating expenses through ___, 2007. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Agreement is in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "QCM" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "QCM" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

     The Advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

     The Advisor's investment team is jointly and primarily responsible for the day-to-day management of the Fund. Jerry Paul and Troy Johnson (each a "Portfolio Manager," or collectively, the "Portfolio Managers") comprise the Advisor's investment team. As of August 31, 2005, each Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Fund:

-------------------- ----------------------- ---------------------------- ------------------------- ---------------------------

                                                                          Number of Accounts by     Total Assets By Account
                                             Total Assets By Account      Type  Subject to a        Type Subject to a
Portfolio Manager    Total Accounts By Type  Type                         Performance Fee           Performance Fee
-------------------- ----------------------- ---------------------------- ------------------------- ---------------------------
-------------------- ----------------------- ---------------------------- ------------------------- ---------------------------
Jerry Paul           Mutual Funds: 0         Mutual Funds: 0              Mutual Funds: N/A         Mutual Funds: N/A

                     Retail Accounts: 0      Retail Accounts: N/A         Retail Accounts: N/A       Retail Accounts: N/A

                                                                          Hedge Funds: 1
                     Hedge Funds: 1          Hedge Funds: $13.4 million                             Hedge Funds: $13.4 million

-------------------- ----------------------- ---------------------------- ------------------------- ---------------------------
-------------------- ----------------------- ---------------------------- ------------------------- ---------------------------
Troy Johnson         Mutual Funds: 0         Mutual Funds: 0              Mutual Funds: N/A         Mutual Funds: N/A

                     Retail Accounts: 0      Retail Accounts: N/A         Retail Accounts: N/A       Retail Accounts: N/A

                                                                          Hedge Funds: 1
                     Hedge Funds: 1          Hedge Funds: $13.4 million                             Hedge Funds: $13.4 million
-------------------- ----------------------- ---------------------------- ------------------------- ---------------------------


     Each Portfolio Manager is compensated for his services by the Advisor. Each Portfolio Manager's compensation consists of a fixed salary and a discretionary bonus based on the following: (i) the quality of contributions, and (ii) such Portfolio Manager's overall contribution to firm success. Finally, each Portfolio Manager also participates in the Advisor's profits.

     As managing partners of the Advisor, the Portfolio Managers receive a portion of the fees received by the Advisor with respect to the hedge fund it manages, so long as those fees contribute to positive net income for the Advisor. With respect to this hedge fund, these Portfolio Managers will share in the performance fee that received by the general partner, which is equal to 20% of the appreciation in each limited partner's capital account as of the last day of the fiscal year (after giving effect to the management fees and all other expenses) over the higher of (i) the beginning value of the account on the first day of the fiscal year or (ii) the high-water mark (i.e., the highest account value for which a performance fee was awarded during the preceding fiscal years). This performance fee is in addition to the fixed management fee that the general partner receives for managing the hedge fund's portfolio. In contrast, the management fee paid by the Fund to the Advisor is not tied to the Fund's performance.

     Potential conflicts of interest may arise because the Portfolio Managers may be required to pursue different investment strategies on behalf of the Fund and the Advisor's other clients. For example, there also be circumstances under which the Portfolio Managers will cause the Advisor's other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund's assets that the Portfolio Managers commit to such investment. There also may be circumstances under which the Portfolio Managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts.

     It is generally the Advisor's policy that investment decisions for all accounts that the Portfolio Managers manage be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the Fund and other accounts. For example, the Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Advisor. When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other client accounts. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.

     As set forth above, the Portfolio Managers provide investment advisory and other services to clients other than the Fund. In addition, each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; as a result, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities. For example, the Portfolio Managers may manage such other accounts on terms that are more favorable than the terms on which the Advisor manages the Fund, such as in cases where the Advisor receives higher fees from the other accounts that the management fee received from the Fund, or with respect to the hedge fund to in connection with which two of the Portfolio Managers are entitled to receive performance-based incentive fees or allocations.

     As soon as practicable after the Fund's effectiveness, the Portfolio Managers have committed to purchase shares of the Fund in the following ranges:

 -------------------------------------------------------------------------
                                  Dollar Range of Fund Shares
   Portfolio Manager

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
       Jerry Paul                    $500,001 to $1,000,000
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
      Troy Johnson                    $50,001 to $100,000
 -------------------------------------------------------------------------


     TRUSTEES AND OFFICERS The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding the Independent Trustees.


------------------------------------------------------  ---------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with        Principal Occupation During Past 5 Years
Fund Complex,** Term of Position with Trust           and Other  Directorships
------------------------------------------------------  ---------------------------------------------------------------------
------------------------------------------------------  ---------------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice President and Chief Investment  Officer of Legacy Trust
                                                      Company,  N.A. since 1992;  Trustee of AmeriPrime  Advisors Trust since
Independent                                           Trustee, December 2002 to present July 2002; Trustee of Access Variable
                                                      Insurance Trust since April 2003; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Stephen A. Little (1946)                              President  and  founder  of The Rose,  Inc.,  a  registered  investment advisor,  since April 1993; Trustee of AmeriPrime  Advisors Trust since
Chairman, December 2004 to present; Independent       November 2002; Trustee of AmeriPrime Funds from December 2002 to July
Trustee, December 2002 to present                     2005; Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Daniel J. Condon (1950)                               President of  International  Crankshaft  Inc., an automotive  equipment manufacturing  company,  since 2004, Vice President and General Manager
Independent Trustee, December 2002 to present         from 1990 to 2003; Trustee of AmeriPrime  Advisors Trust since November
                                                      2002;  Trustee  of The  Unified  Funds  from 1994 to 2002;  Trustee  of
                                                      Firstar  Select Funds, a REIT mutual fund,  from 1997 to 2000;  Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI
                                                      Funds from June 2003 to March 2005.
-------------------------------------------------------- ---------------------------------------------------------------------

*    The address for each trustee is 431 N. Pennsylvania St.,  Indianapolis,  IN
     46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.


---------------------------------------------------- ---------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with       Principal Occupation During Past 5 Years
Fund Complex,** Term of Position with Trust          and Other Directorships
---------------------------------------------------- ---------------------------------------------------------------------
---------------------------------------------------- ---------------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and  Legal  Counsel  of The  Webb
                                                      Companies,  a national real estate company,  since 2001, Executive Vice
Trustee, December 2002 to present                     President  and  Director  from 1990 to 2000;  Director  of First  State
                                                      Financial  since 1998;  Director,  Vice  President and Legal Counsel of
                                                      The Traxx  Companies,  an owner and  operator  of  convenience  stores, since 1989;  Trustee of AmeriPrime  Advisors Trust since November 2002;
                                                      Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Anthony J. Ghoston (1959)                             President of Unified Fund Services,  Inc.,  the Trust's  administrator, since June 2005,  Executive Vice President from June 2004 to June 2005,
President, July 2004 to present                       Senior  Vice  President  from  April  2003 to June  2004;  Senior  Vice
                                                      President and Chief Information  Officer of Unified Financial Services,
                                                      Inc., the parent company of the Trust's  administrator and distributor, from 1997 to November  2004;  President of  AmeriPrime  Advisors  Trust
                                                      since July 2004;  President of AmeriPrime  Funds from July 2004 to July
                                                      2005; President of CCMI Funds from July 2004 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice   President  of  Unified   Fund   Services,   Inc.,   the  Trust's
                                                      administrator,  since December  2003;  Assistant Vice President of U.S.
Chief Financial Officer and Treasurer, July 2005 to   Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer
present; Secretary, September 2004 to                 from 1998 to 2000; Chief Financial Officer and Treasurer of
June 2005; Assistant Secretary, July 2005 to present  AmeriPrime Advisors Trust since July 2005; Secretary of AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of
                                                      CCMI Funds from September 2004 to March 2005; Principal Accounting
                                                      Officer of Lindbergh Funds from February 2004 to February 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer of AmeriPrime  Advisors  Trust since October
                                                      2004;  Chief  Compliance  Officer of AmeriPrime Funds from October 2004
Chief Compliance Officer, October 2004 to present     to July 2005;  Chief  Compliance  Officer  of CCMI  Funds from  October
                                                      2004 to March  2005;  Chief  Compliance  Officer of  Unified  Financial
                                                      Securities,  Inc.,  the Trust's  distributor,  since  December 2004 and from 1997 to 2000, Chairman from 1997 to December 2004,  President from
                                                      1997 to 2000;  Director of Compliance of Unified Fund  Services,  Inc.,
                                                      the Trust's  administrator,  from October 2003 to September 2004; Chief
                                                      Compliance  Officer of Unified  Financial  Services,  Inc.,  the parent company of the  Trust's  administrator  and  distributor,  from 2000 to
                                                      2004.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Heather A. Barnes (1975)                              Employed by Unified Fund  Services,  Inc.,  the Trust's  administrator,
Secretary, July 2005 to present                       since January 2004 and from  December  1999 to January  2002;  Regional
                                                      Administrative Assistant of The Standard Register
                                                      Company from February 2003 to January 2004; Full time
                                                      student at Indiana University from January 2002 to June 2002;
                                                      Secretary of AmeriPrime Advisors Trust since July 2005.
---------------------------------------------------- ---------------------------------------------------------------------


* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.


  ------------------------- ------------------------------------- ----------------------------------------------
                                                                     Aggregate Dollar Range of Shares of All
           Trustee              Dollar Range of Fund Shares              Funds Within the Fund Complex*
  ------------------------- ------------------------------------- ----------------------------------------------
  ------------------------- ------------------------------------- ----------------------------------------------
  Gary E. Hippenstiel                       None                                      None
  ------------------------- ------------------------------------- ----------------------------------------------
  ------------------------- ------------------------------------- ----------------------------------------------
  Ronald Tritschler                         None                                      None
  ------------------------- ------------------------------------- ----------------------------------------------
  ------------------------- ------------------------------------- ----------------------------------------------
  Stephen Little                            None                                      None
  ------------------------- ------------------------------------- ----------------------------------------------
  ------------------------- ------------------------------------- ----------------------------------------------
  Daniel Condon                             None                                      None
  ------------------------- ------------------------------------- ----------------------------------------------


* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its expenses at the same rate.


==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon     from Trust and Fund
       Independent Trustees             from the Fund      Benefits Accrued        Retirement            Complex*
                                                            As Part of Fund
                                                               Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $ 1,286                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,286                 $0                   $0                $36,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $ 857                 $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon     from Trust and Fund
                                        from the Fund      Benefits Accrued        Retirement            Complex*
                                                            As Part of Fund
                                                               Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $857                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,464                 $0                   $0                $125,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor. At the commencement of the Fund's operations, the Fund's Portfolio Managers owned 100% of the Fund's shares, and the Trustees and officers of the Fund as a group owned less than 1% of the Fund's shares.

PORTFOLIO TURNOVER

     The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action and, as a result, may have portfolio turnover rates in excess of 100%. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Advisor believes that the Fund will experience a high portfolio turnover rate during its initial year of operations as a result of the Fund's investment strategy of investing a portion of its assets to seek short-term capital appreciation.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge; provided that if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     The Trust, the Advisor and the Fund's Distributor each have adopted a Code of Ethics (the "Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Fund, free of charge, by calling Shareholder Services at 1-800-________. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

     Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.

     In addition, the Fund's top ten portfolio holdings in order of position size and as a percentage of the total portfolio, may be available quarterly, with a 15-day lag, on www.qcmfunds.com. Industry, sector and regional breakdowns for the Fund may also be available quarterly, with a 15-day lag.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. The Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.


PROXY VOTING POLICY

     The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's proxy voting policy provides that the Advisor generally will vote for management's proposal unless the Advisor believes that management is acting in a manner that is inconsistent with the best interest of the Fund's shareholders.

     The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling Shareholder Services at 1-800-___-_____ or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the Fund accounting agent. The Fund accounting agent maintains a pricing review committee, and the committee may, from time to time, seek valuation directly from an Independent Trustee on good faith pricing issues. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

              Net Assets                 =  Net Asset Value Per Share
            ----------------
         Shares Outstanding


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     Dividends out of net investment income (generally interest income and dividends received on investments, less expenses), together with distributions of net realized short-term capital gains and certain foreign currency gains, are generally taxable as ordinary income to shareholders who are subject to federal income taxes, whether or not reinvested. As a result of recent federal tax legislation, qualifying distributions paid out of the Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses ("net capital gain") designated by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in the Fund's shares, regardless of how long the shareholders have held the Fund's shares. Long-term capital gains to the Fund require the holding of assets for more than one year.

     A redemption of the Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

o    Diversify its investments in securities  within certain  statutory  limits;
     and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction.

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a four percent (4%) excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


CUSTODIAN

     US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund' transfer agent, fund accountant, and administrator. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, act as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. For its services as a transfer agent, Unified receives an annual fee from the Fund of $15.00 per shareholder account (subject to a minimum annual fee of $15,000).
     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to the following percentages of the Fund's average net assets: 0.05% of the first $50 million; 0.04% from $50 million to $100 million; 0.03% of assets from $100 million to $150 million; and 0.02% of assets over $250 million (each subject to a $20,000 annual minimum).
     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For these services, Unified receives an annual fee from the Fund equal to the following percentages of the Fund's average net assets: 0.10% of the first $50 million; 0.07% from $50 million to $100 million; 0.05% from $100 million to $150 million; and 0.03% of assets over $150 million per year (subject to a $30,000 annual minimum).


ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending ___, 2006. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are an officer of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.


DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on August 29, 2005 called for the purpose of, among other things, voting on such Plan.

     The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the "Recipient") a shareholder servicing fee of up to 0.25% of the average daily net assets of the class in connection with the promotion and distribution of Class A shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.


FINANCIAL STATEMENTS

     The Fund recently commenced operations and, as a result, has no financial statements.

                         THE SYMPHONY WEALTH MANAGEMENT
                                  OVATION FUND

                                     CLASS A
                                     CLASS C

                                   PROSPECTUS

                                ________ __, 2005




    Investment Advisor:

    The Symphony Wealth Management, Inc.

    3500 Piedmont Road
    Suite 100
    Atlanta, GA  30305

    www.symphonywealth.com









     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                  PAGE

RISK/RETURN SUMMARY..................................................1
FEES AND EXPENSES OF INVESTING IN THE FUND...........................4
ADDITIONAL INFORMATION ABOUT THE FUND................................5
HOW TO BUY SHARES....................................................6
DESCRIPTION OF SHARE CLASSES.........................................7
CHOOSING A SHARE CLASS..............................................11
HOW TO REDEEM SHARES................................................13
DETERMINATION OF NET ASSET VALUE....................................16
DIVIDENDS, DISTRIBUTIONS AND TAXES..................................17
MANAGEMENT OF THE FUND..............................................19
FINANCIAL HIGHLIGHTS................................................20
PRIVACY POLICY......................................................21
FOR MORE INFORMATION .......................................Back Cover

                              RISK/RETURN SUMMARY

Investment Objective

     The investment objective of The Symphony Wealth Management Ovation Fund (the "Fund") is to provide total return.

Principal Strategies

     The Fund invests in a diversified portfolio of other investment companies, primarily exchange traded funds ("ETFs"), based on the advisor's asset allocation methodology. The Fund typically will invest up to 75% of its assets in ETFs that hold a portfolio of equity securities. From time to time, the Fund may invest up to 45% of its assets in ETFs with a portfolio of fixed income securities. The advisor's method is designed to exploit changing market conditions by rotating and allocating the Fund's assets among ETFs in various sectors, styles and asset classes. When determining the ETFs in which the Fund will invest, the advisor:

o values individual companies in which an ETF invests using the advisor's proprietary bottom-up valuation model, which focuses on the underlying companies' fundamental financial ratios;

o computes the expected return-risk score for each ETF as a weighted average of individual company values;

o ranks the ETFs by styles and/or sector, from highest to lowest, in terms of the expected return on a risk adjusted basis;

o focusing on highly ranked ETFs, creates the Fund's portfolio comprised of the styles and/or sectors that replicates broad market conditions; and

o    selects particular ETFs in the desired sectors or styles and asset classes.

     The advisor allocates the Fund's assets based on its assessment of the relative opportunities and risks, as well as its evaluation of market sentiment. For example, equity securities have the potential for capital appreciation but are subject to market volatility, while fixed income securities provide opportunity for income but are subject to interest rate risk. The advisor selects the desired ETF allocation based on its guidelines. The advisor's allocation methodology is dynamic and is subject to change as it attempts to exploit opportunities and avoid risks in the markets, such as interest rate hikes, adverse market movement and changing market behaviors.

Exchange Traded Funds

     ETFs in which the Fund may invest include include iShares, S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, streetTRACKS, HOLDRs and other security baskets. iShares and streetTRACKS are ETFs that own the stocks in various sector indexes. SPDRs represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

     The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, or Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

     Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to an exemptive order issued by the Securities and Exchange Commission to iShares Trust and iShares Funds, the Fund is permitted to invest in various iShares beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in the exemptive order, including a condition that the Fund enter into an agreement with the relevant iShare Fund prior to investing beyond the section 12(d)(1) limits. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds make any representation regarding the advisability of investing in the iShares Funds.

     When the Fund invests in other investment companies, including iShares and other ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. As a result, the Fund will incur higher expenses, many of which may be duplicative.

     The Fund may sell an underlying fund when the advisor believes the underlying fund's strategy is no longer in line with market trends, if the advisor learns negative information about its fundamentals, to rebalance the Fund's portfolio to conform to the advisor's asset allocation model, to meet redemptions, or for other reasons that the advisor deems prudent or advisable.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the advisor's projections about the prospects for individual ETFs are incorrect, such errors in judgment by the advisor may result in significant losses in the Fund's investment in such security, which can also result in possible losses overall for the Fund.

o ETF Risks. When the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, ETFs are also subject to the following risks: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviating of the ETF's returns from that of the index.

o Equity Securities Risk. Though its investments, the Fund will be exposed to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will under-perform either the securities markets generally or particular segments of the securities markets.

o Foreign Securities Risk. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying ETFs invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the market of developed countries with more mature economies.

o    Fixed Income Risks.

     Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

     Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

     Interest Rate Risk. The value of the Fund's investments may fluctuate based upon changes in interest rates and market conditions. As interest rates decline, the value of the Fund's investments may go down. Securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

     Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o Sector Risk. The Fund may have overweighted positions in ETFs that invest in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

o Concentration Risk. To the extent that ETFs in which the Fund invests concentrate their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

o Derivatives Risk. Some ETFs may use derivative instruments because their value derives from the value of an underlying asset, currency or index. Investments in these funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an underlying fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

o Non-Diversification Risk. ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940. This means that there is no restriction under the Investment Company Act on how much the ETF may invest in the securities of a single issuer. Therefore, the value of the underlying ETF's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

o Market Timing Risk. Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for you?

     The Fund may be suitable for:

o    long-term investors seeking a fund with a total return investment strategy;

o investors who want exposure to a broad range of asset classes within the convenience of a single fund;

o investors who want to hire a professional to shift their assets between different types of investments as market conditions change; or

o    investors willing to accept price fluctuations in their investment.


How the Fund has Performed

     The Fund recently commenced operations and, as a result, has no prior performance history.

FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables below describe the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund.

Shareholder Fees (fees paid directly from your investment)   Class A     Class C
Maximum Sales Charge (Load) Imposed on Purchases 1...........5.75%          NONE
Maximum Deferred Sales Charge (Load).........................NONE          1.50%
Redemption Fee 2,3...........................................2.00%          NONE
Exchange Fee.................................................NONE           NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees..............................................1.00%         1.00%
Distribution (12b-1) Fees....................................0.35%         1.00%
Other Expenses 4.............................................0.65%         0.80%
Total Annual Fund Operating Expenses.........................2.00%         2.80%
Expense Reimbursement 5......................................0.05%         0.05%
Net Fund Operating Expenses .................................1.95%         2.75%

1 Does not apply to purchases of $1 million and more.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 2.00% redemption fee on Class A shares redeemed within 30 calendar days after they are purchased.

4 Based on estimated amounts for the initial fiscal year.

5 The advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund
Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.95% of the average daily net assets of the Class A shares and 2.75% of the average daily net assets of the Class C shares, through _______, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation of relevant class.

Example:

     This example is intended to help you compare the cost of investing in Class A and Class C shares of the Fund with the cost of investing in other mutual funds, based on the costs above. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000 in either Class A or Class C shares of the Fund for the time periods indicated, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 year            3 years
                    ------            -------

Class A Shares


Class C Shares


                      ADDITIONAL INFORMATION ABOUT THE FUND

General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, money market funds or money market instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.


                                    HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $5,000 ($3,000 for retirement accounts) and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

     By Mail - To be in proper form, your initial purchase request must include:
o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail:                                     Overnight:
The Symphony Wealth Management                 The Symphony Wealth Management
Ovation Fund                                   Ovation Fund
c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
P.O. Box 6110                                  431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110               Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) _____-________ to obtain instructions on how to set up your account and to obtain an account number.

     You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

  -your name                     -the name of your account(s)
  -your account number(s)        -a check made payable to The Symphony Wealth
                                  Management Ovation Fund

     Checks should be sent to the Fund at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. To send a bank wire, follow the instructions outlined under the heading "Initial Purchase - By Wire" in this prospectus.


                          DESCRIPTION OF SHARE CLASSES

     This Fund has two classes of shares, Class A and C shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of the Fund, the share classes available to you may vary.

     The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

         - how much you plan to invest;

         - how long you plan to hold your shares;

         - total expenses associated with each class of shares; and

         - whether you qualify for any reduction or waiver of the sales charge.

Class C Shares

     Class C shares are available through registered broker-dealers, investment advisors, banks and other financial institutions. Class C shares are purchased at net asset value without deducting a sales charge. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the Fund. Although you pay no initial sales charge at the time of purchasing your Class C shares, the advisor will pay the dealer of record an up-front payment of 1.00% of the amount you invest in Class C shares. Class C shares are subject to an on-going 12b-1 fee of 1.00%. If you redeem your Class C shares within 12 months of purchase, you will be subject to a 1.50% contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

Class A Shares

Initial Sales Charges. Class A shares of the Fund are purchased at the public offering price. The public offering price for the Fund's Class A shares is the next determined net asset value ("NAV") plus a sales charge as shown in the following table.

====================================== ======================================= =============================
                                              Sales Charge as % of:
            Amount of Investment       Public                        Net         Dealer Reallowance as % of
                                       Offering                      Amount         Public Offering Price
                                       Price                         Invested
====================================== ======================================= =============================
Less than $100,000                     5.75%                         6.10%          5.00%
$100,000 but less than $250,000        3.50%                         3.63%          2.75
$250,000 but less than $500,000        2.50%                         2.56%          2.00%
$500,000 but less than $1,000,000      2.00%                         2.04%          1.75%
$1 million or more                     0.00%                         0.00%          0.00%
====================================== ======================================= =============================


Sales Charge Reduction And Waivers.

     Breakpoint Discounts. As the table above shows, the larger your investment in the Fund's Class A shares, the lower the initial sales charge imposed on your purchase. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

o Letter of Intent. A letter of intent ("LOI") allows you to qualify for a breakpoint discount with respect to a current purchase, based on the total amount of purchases you intend to make in the near future. You can sign an LOI, in which you agree to invest a certain amount (your goal) in the Fund over a 24-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal, but you will not be entitled to a rebate of any sales charge paid on those prior purchases. Your goal must be at least $100,000, and, if you do not meet your goal within the 24-month period, the higher sales charge will be deducted from your account.

o Rights of Accumulation. A right of accumulation allows you to qualify for a breakpoint with respect to a current purchase based on the total value of your previous purchases. You can count towards the amount of your investment your total account value in all share classes of the Fund, as well as amounts held in qualified retirement plans. For example, if you have $90,000 invested in the Fund's Class A shares and you wish to invest an additional $10,000, you can invest that $10,000 and pay the reduced sales charge rate normally applicable to a $100,000 investment. We may terminate or change this privilege at any time upon written notice.

o Combine With Family Members and Related Entities. You can also count towards the amount of your investment all investments in the Fund, in any class of shares, by your spouse, your children under age 21 and parents ("Family Members"), including their Rights of Accumulation and goals under an LOI. You can also count the amount of all investments in the Fund under a single trust agreement with multiple beneficiaries, of which you are one, or a qualified retirement or employee plan of a single employer, of which you are a participant.

Shareholder's Responsibility With Respect to Breakpoint Discounts. In order to obtain any of the sales charge discounts set forth above, you must inform your financial advisor of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by Family Members at the time of purchase. You must inform your financial advisor of all shares of the Fund in any accounts held (i) in your account(s) at the financial advisor, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to Family Members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISOR OR THE FUND OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Fund will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Fund, its transfer agent, and financial intermediaries may not maintain this information.

Purchases at Net Asset Value. Purchases of the Fund's shares in an amount equal to investments of $1 million or more are not subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% if such shares are redeemed within one year of purchase (see below). In addition, purchases of the Fund's shares in an amount less than $1 million may be eligible for a waiver of the sales charge in the following circumstances:

o Purchases by affiliates of the Fund, such as the advisor on behalf of its advisory clients or its employees, and all such persons' immediate relatives (e.g., spouse, parents, siblings, and children, including in-law relationships) and beneficial accounts;

o Purchases made through certain intermediaries including, but not limited to, the following: National Financial Services LLC NTF (Fidelity), National Investor Services Corp. NTF (TD Waterhouse), Charles Schwab OneSource NTF, U.S. Clearing Corp., E-Trade, Scottrade, Investmart, Ameritrade and Pershing;

o Purchases made through certain financial intermediaries including banks, trust companies, broker-dealers, credit unions and financial advisors that enter into selling arrangements with the Fund's distributor;

o Purchases by employees and registered representatives of broker-dealers that have selling arrangements with the Fund's distributor; directors, officers and employees of other financial institutions that are party to agency agreements with the Fund's distributor, and all such persons' immediate relatives and beneficial accounts; and

o Purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations that have entered into service agreements to provide services to Fund shareholders. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

     In addition, Class A shares may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund or its distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Website Disclosure. The Fund maintains a website at www.symphonywealth.com. Information about sales charges, including sales load breakpoints, the Right of Accumulation and Letters of Intent, is fully disclosed in this prospectus, which is available on the website free of charge. The Fund believes that it is very important that an investor fully consider all aspects of their investment and be able to access all relevant information in one location. Therefore, the Fund does not make the sales charge information available to investors on the Fund's website independent of the prospectus.

Contingent Deferred Sales Charge (CDSC)

     Class C shares are subject to a CDSC of 1.50% if they are redeemed within 12 months of purchase. The CDSC is calculated based on the lower of the Class C shares' cost or current net asset value.

     In determining whether a CDSC is payable, the Fund will first redeem Class C shares not subject to any charge. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. All or a portion of the CDSC may be retained by the Fund's distributor to defray its expense in providing certain distribution-related services to the Fund, or may be allocated to your dealer of record as a concession.


                             CHOOSING A SHARE CLASS

Summary of Important Differences Among Share Classes

----------------------------------- -------------------------------------- ---------------------------
                                    Class A                                Class C

----------------------------------- -------------------------------------- ---------------------------
----------------------------------- -------------------------------------- ---------------------------
Initial sales charge                Yes (see above)                        None

----------------------------------- -------------------------------------- ---------------------------
----------------------------------- -------------------------------------- ---------------------------
Contingent deferred sales charge    None                                   1.50%

----------------------------------- -------------------------------------- ---------------------------
----------------------------------- -------------------------------------- ---------------------------
Rule 12b-1 fee                      0.35%                                  1.00%

----------------------------------- -------------------------------------- ---------------------------
----------------------------------- -------------------------------------- ---------------------------
Redemption fee                      2.00% on  shares  redeemed  within 30  None
                                    calendar days of purchase

----------------------------------- -------------------------------------- ---------------------------
----------------------------------- -------------------------------------- ---------------------------
Minimum Purchase                    $5,000 (3,000 qualified)               $5,000 (3,000 qualified)

----------------------------------- -------------------------------------- ---------------------------


     If you want lower annual Fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of the initial sales charge. If you do not want to pay an initial sales charge, and are uncertain as to how long you may hold your shares, Class C shares may be right for you.

------------------------------------------------------------ ---------------------------------------------------------
                     Class A Shares                                                 Class C Shares

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Initial  sales charge means that a portion of your initial     No initial sales charge means that your full investment
investment  goes toward the sales  charge.  Reduction          immediately goes toward buying shares.
and waivers of the sales charge are available in certain
circumstances.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lower expenses than Class C shares mean higher dividends       Higher distribution and service fees than Class A
per share.                                                     mean higher expenses and lower dividends
                                                               per share.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
No CDSC is imposed on Class A shares.                          CDSC of 1.50%  imposed on  redemptions  made  within
                                                               one year of  purchase;  No  reduction of the CDSC is
                                                               available,  but  waivers  are  available  in certain
                                                               circumstances.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
A short-term redemption fee of 2.00% applies to Class A        There is no short-term redemption fee imposed
shares meaning that you will have to hold your shares for      on Class C shares, but you will be subject to the CDSC.
at least 30 days in order to avoid the short-term redemption fee.
------------------------------------------------------------ ---------------------------------------------------------

Distribution Plans

     The Fund has adopted separate distribution plans, in accordance with Rule 12b-1 under the Investment Company Act of 1940, for each of the Class A shares (the "Class A Plan") and Class C shares (the "Class C Plan").

     Under the Class A Plan, the Fund can pay the Fund's distributor, its advisor and/or other financial institutions, a fee of up to 0.35% of the Class A average daily net assets (0.10% to help defray the cost of distributing Class A shares and 0.25% for servicing Class A shareholders). Under the Class C Plan, the Fund can pay its distributor or advisor and/or other qualifying financial institutions, a fee of up to 1.00% of the Class C's average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. You may be assessed a CDSC of 1.50% if you redeem your Class C shares within 12 months of purchase. Class A shares purchased without an initial sales charge and redeemed within 12 months of purchase are subject to a 1.00% CDSC. The Fund will first redeem the shares that you have owned the longest period of time. No CDSC will be imposed on Class A or Class C shares that you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the net asset value attributable to your shares on the date of redemption, and is deducted from your redemption proceeds. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

     A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:                                  Overnight:
The Symphony Wealth Management              The Symphony Wealth Management
   Ovation Fund                                Ovation Fund
c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
P.O. Box 6110                               431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. Please call Shareholder Services at (800) - ____ -______ if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (800) -_____ - _______. You must first complete the optional Telephone Redemption section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Fund Policy on Market Timing

     The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds from Class A shares withdrawn within 30 calendar days of investment. No short-term redemption fee is imposed on Class C shares. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a "first-in, first-out" method to determine the required holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

     If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket ("Financial Intermediary"), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. "Omnibus accounts" that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund's advisor, due to changes in an investor's circumstances, such as death. No exceptions will be granted to persons believed to be "market-timers."

     While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information

     If you are not certain of the requirements for a redemption please call Shareholder Services at (800) _____-________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV) for the applicable class. Each class' NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. For example, an ETF in which the Fund invests may fail to calculate its NAV as of the NYSE close. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of income and net realized capital gains. The Fund declares and pays dividends at least annually.

     Taxes. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

     The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


Type of Transaction                                          Tax Status

Qualified dividend income taxpayers                          Generally maximum 15% on non-corporate

Net short-term capital gain distributions                    Ordinary income rate

Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned                Gains taxed at generally maximum 15% on non-corporate
more than one year                                           taxpayers*

Sales of shares (including redemptions) owned                Gains are taxed at the same rate as ordinary income;
for one year or less                                         losses are subject to special rules



                                                             *For gains realized between May 6, 2003 and December 31,
                                                             2008.


     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND

     The Symphony Wealth Management Group, Inc., 3500 Piedmont Road, Suite 100, Atlanta, GA 30305, serves as investment advisor to the Fund. The advisor has overall supervisory management responsibility for the general management and investment of the Fund's portfolio. The advisor sets the Fund's overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund's portfolio and votes any proxies solicited by portfolio companies.

     The Fund is authorized to pay the advisor a fee equal to 1.00% of the Fund's average daily net assets. The advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.95% and 2.75% of the average daily net assets of Class A and Class C shares, respectively, through _______, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. The Fund is the first mutual fund managed by the advisor.

     The advisor, not the Fund, may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management agreement.

Portfolio Managers

     William J. Breen, Phd. - Bill Breen is responsible for establishing the overall investment philosophy of the Fund, and has ultimate decision-making authority over the Fund's strategic decisions and investments. Dr. Breen is also Emeritus Professor of Finance at Kellogg Graduate School of Management, Northwestern University where he served as Chairman of the Finance Department and Director of Doctoral Studies. Dr. Breen has served as the Chief Investment Officer of the advisor since the advisor's inception in September 2005. In addition to his duties at the advisor, Dr. Breen is also the Chairman of Breen Financial Corp., a financial advisory firm that he founded in 1998. Prior to founding Breen Financial, he previously served as Chairman and founding director of Disciplined Investment Advisors, an equity management firm that managed over $1.4 billion in equities at the time he sold his interest in the firm.

     James T. Breen - James Breen is responsible for implementing the investment strategy of the Fund and overseeing daily Fund operations. He has served as the Chief Portfolio Manager of the advisor since its inception. In addition to his duties at the advisor, he has also served as the President of Breen Financial Corp. since 1999. Prior to joining Breen Financial, James Breen served as Senior Vice President with Disciplined Investment Advisors, where he provided portfolio management services and managed the firm's over $2 billion asset pool and, prior to that, as Senior Vice President with LCG Associates, an Atlanta based pension fund consulting firm, where he had primary client service responsibility over more than $10 billion in institutional assets.

     The Fund's Statement of Additional Information provides additional information about the Fund's portfolio managers, including each portfolio manager's compensation, other accounts that he manages, and his ownership of shares of the Fund.


                              FINANCIAL HIGHLIGHTS

     Because the Fund recently commenced operations, there are no financial highlights available at this time.

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


You can find additional information about the Fund in the following documents:

     Annual and Semi Annual Reports: While the Prospectus describes the Fund's potential investments, the Annual and Semi Annual Reports detail the Fund's actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

     Statement of Additional Information (SAI): The Statement of Additional Information ("SAI") supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund's policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

     You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (800) ____-_______. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund's SAI and Annual and Semi Annual reports are available, free of charge, at the Fund's Internet site at www.symphonywealth.com.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.


Investment Company Act #811-21237

                         THE SYMPHONY WEALTH MANAGEMENT

                                  OVATION FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                ___________, 2005

          This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of The Symphony Wealth Management Ovation Fund dated __________, 2005. A free copy of the
     Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (877) SMI-Fund (877-764-3863).

                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUND..............................................2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3
INVESTMENT LIMITATIONS.........................................................5
INVESTMENT ADVISOR.............................................................7
TRUSTEES AND OFFICERS.........................................................10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................12
PORTFOLIO TURNOVER............................................................12
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................13
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................13
PROXY VOTING POLICIES.........................................................15
DETERMINATION OF NET ASSET VALUE..............................................15
REDEMPTION IN-KIND............................................................16
STATUS AND TAXATION OF THE FUND...............................................16
CUSTODIAN.....................................................................18
FUND SERVICES.................................................................18
ACCOUNTANTS...................................................................19
DISTRIBUTOR...................................................................19
DISTRIBUTION PLANS............................................................19
FINANCIAL STATEMENTS..........................................................20

DESCRIPTION OF THE TRUST AND FUND

     The Symphony Wealth Management Ovation Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is The Symphony Wealth Management Group, Inc. (the "Advisor").

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

     Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers two classes of shares, Class A and Class C shares. Each class has its own sales charge and expense structure, providing the Fund's shareholders with different choices for meeting the needs of the shareholder's situation. Class C shares are available through participating dealers and are offered at net asset value without deducting a sales charge, and are subject to higher expenses than the Fund's Class A shares. Class A shares are available through registered broker-dealers and other financial institutions at the public offering price. The public offering price for the Fund's Class A shares is the next determined net asset value plus a sales charge of up to 5.75%. For additional information about the different classes of shares offered by the Fund, see "Description of Share Classes" and "How To Choose a Share Class" in the Fund's Prospectus. The Fund may offer additional classes of shares in the future.

     In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund may authorize one or more brokers or other intermediaries (an "Intermediary") to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's initial annual report will contain additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.

     A.Investment Companies Securities. The Fund will invest in the securities of other investment companies, primarily exchange-traded funds ("ETFs") (also called underlying funds). When the Fund invests in ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

     Popular ETFs include iShares, SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of securities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

     The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B. Equity Securities. The Fund will invest in ETFs that hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary
Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

     C. Fixed Income. The Fund also will invest in ETFs that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     D. Foreign Securities.

          1. General. To the extent that the Fund invests in foreign ETFs, or in domestic ETFs that hold portfolios of foreign securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

          2. Emerging Markets Securities. The Fund may purchase ETFs that invest in, or other investment companies that are located in, emerging market securities. To the extent the Fund invests in such securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular closed-end fund.

     Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.


INVESTMENT LIMITATIONS

     A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

          1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

          2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940 (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

          3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

          4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

          5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

          6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
     (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry (other than ETFs or other investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

          8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.


     B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

          1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

          3. Illiquid Securities. The Fund will not purchase securities that are illiquid or restricted at the time of purchase.


INVESTMENT ADVISOR

     The Advisor is The Symphony Wealth Management Group, Inc., 3500 Piedmont Road, Suite 100, Atlanta, GA 30305. Chris Bach, President of the Advisor, is the majority shareholder. In addition, Mr. William J. Breen, Ph.D, Chief Investment Officer of the Advisor, and Mr. James T. Breen, Chief Portfolio Manager of the Advisor, and each a portfolio manger of the Fund, also own part the Advisor.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee equal to 1.00% of the Fund's average daily net assets.

     The advisor contractually has agreed to waive its fee and reimburse the Fund's expenses, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses), taxes and extraordinary expenses, at 1.95% and 2.75% of the average daily net assets of Class A and Class C shares, respectively, through ________, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the expense limitations set forth above.

     The Agreement was approved by the Board of Trustees, including the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees"), at in-person meeting held on August 29 and September 12, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements of the Advisor's principal executive, and a memorandum of understanding that described the advisor's investment strategy, proposed investments of the Fund, and the Advisor's business and personnel. The Advisor represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

     In considering the Agreement, the Trustees primarily considered that: (1) Mr. William J. Breen, Ph.D and Mr. James T. Breen, co-portfolio managers of the Fund, have substantial experience in providing asset allocation advice using ETFs to institutional and retail clients; (2) the Advisor will not engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services provided to the Advisor; (3) although the advisory fee is higher than those charged by other mutual funds, the Advisor has agreed to cap total Fund operating expenses through ___, 2007; and (4) the advisory fee charged by the Advisor is based on services provided in addition to, rather than duplicative of, the advisory fees charged by underlying ETFs in which the Fund will invest because the Advisor provides additional analytical and research services and asset allocation methodologies to the Fund. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the Agreement is in the best interests of the Fund and its shareholders.

     The Advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. If a financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be show for such securities. The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.

About the Portfolio Managers

     The Advisor's investment team is jointly and primarily responsible for the day-to-day management of the Fund. Dr. William J. Breen and James T. Breen (each a "Portfolio Manager," or collectively, the "Portfolio Managers") comprise the Advisor's investment team. As of August 31, 2005, each Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Fund:

------------------- ------------------------ ---------------------------- -------------------------- ---------------------------

                                                                          Number of Accounts by      Total Assets By Account
                                             Total Assets By Account      Type  Subject to a         Type Subject to a
Portfolio Manager   Total Accounts By Type   Type                         Performance Fee            Performance Fee
------------------- ------------------------ ---------------------------- -------------------------- ---------------------------
------------------- ------------------------ ---------------------------- -------------------------- ---------------------------
William J. Breen    Mutual Funds: 0          Mutual Funds: N/A            Mutual Funds: N/A          Mutual Funds: N/A

                    Retail Accounts: 0       Retail Accounts: N/A         Retail Accounts: N/A       Retail Accounts: N/A

                    Hedge Funds: 0           Hedge Funds: N/A             Hedge Funds:  N/A          Hedge Funds: N/A

------------------- ------------------------ ---------------------------- -------------------------- ---------------------------
------------------- ------------------------ ---------------------------- -------------------------- ---------------------------
James T. Breen      Mutual Funds: 0          Mutual Funds: N/A            Mutual Funds: N/A          Mutual Funds: N/A

                    Retail Accounts: 0       Retail Accounts: N/A         Retail Accounts: N/A       Retail Accounts: N/A

                    Hedge Funds: 0           Hedge Funds: N/A             Hedge Funds:  N/A          Hedge Funds: N/A
------------------- ------------------------ ---------------------------- -------------------------- ---------------------------

     Each Portfolio Manager is compensated for his services by the Advisor. As a principal of the Advisor, each Portfolio Manager shares in the Advisor's net income based on his ownership percentage of the Advisor. In addition, the Portfolio Managers are principals of Breen Financial, a financial advisory firm that provides consulting and research services to the Advisor, and is paid a fixed fee based on a percentage of Advisor's income from the Fund. The Portfolio Managers also share in these consulting fees through their ownership of Breen Financial.

     Potential conflicts of interest may arise because the Portfolio Managers also act as strategists in developing asset allocation models for AssetMark Investment Services, Inc., an independent registered investment advisor, and for various pension plans. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other managers, who may choose to duplicate such strategies. As a result, there may be circumstances under which these other managers will compete with the Fund in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investment through these asset allocation models and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investments in asset allocation models provided to third parties. Although the Portfolio Managers provide asset allocation models to various institutional clients, the Portfolio Managers do not currently actively manage or provide portfolio management services to any account other than the Fund.

     In addition to providing consulting services to various institutional clients, each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; as a result, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

     At the Fund's commencement, the Portfolio Managers did not own any shares of the Fund.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

---------------------------------------------------- ------------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other  Directorships
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice President and Chief Investment  Officer of Legacy Trust
                                                      Company,  N.A. since 1992;  Trustee of AmeriPrime  Advisors Trust since
Independent                                           Trustee, December 2002 to present July 2002; Trustee of Access Variable
                                                      Insurance Trust since April 2003; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Stephen A. Little (1946)                              President  and  founder  of The Rose,  Inc.,  a  registered  investment advisor,  since April 1993; Trustee of AmeriPrime  Advisors Trust since
Chairman, December 2004 to present; Independent       November 2002; Trustee of AmeriPrime Funds from December 2002 to July
Trustee, December 2002 to present                     2005; Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Daniel J. Condon (1950)                               President of  International  Crankshaft  Inc., an automotive  equipment manufacturing  company,  since 2004, Vice President and General Manager
Independent Trustee, December 2002 to present         from 1990 to 2003; Trustee of AmeriPrime  Advisors Trust since November
                                                      2002;  Trustee  of The  Unified  Funds  from 1994 to 2002;  Trustee  of
                                                      Firstar  Select Funds, a REIT mutual fund,  from 1997 to 2000;  Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI
                                                      Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------

*    The address for each trustee is 431 N. Pennsylvania St.,  Indianapolis,  IN
     46204.
** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ------------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief  Executive  Officer,  Director  and  Legal  Counsel  of The  Webb
                                                      Companies,  a national real estate company,  since 2001, Executive Vice
Trustee, December 2002 to present                     President  and  Director  from 1990 to 2000;  Director  of First  State
                                                      Financial  since 1998;  Director,  Vice  President and Legal Counsel of
                                                      The Traxx  Companies,  an owner and  operator  of  convenience  stores, since 1989;  Trustee of AmeriPrime  Advisors Trust since November 2002;
                                                      Trustee of AmeriPrime  Funds from  December 2002 to July 2005;  Trustee of CCMI Funds from June 2003 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Anthony J. Ghoston (1959)                             President of Unified Fund Services,  Inc.,  the Trust's  administrator, since June 2005,  Executive Vice President from June 2004 to June 2005,
President, July 2004 to present                       Senior  Vice  President  from  April  2003 to June  2004;  Senior  Vice
                                                      President and Chief Information  Officer of Unified Financial Services,
                                                      Inc., the parent company of the Trust's  administrator and distributor, from 1997 to November  2004;  President of  AmeriPrime  Advisors  Trust
                                                      since July 2004;  President of AmeriPrime  Funds from July 2004 to July
                                                      2005; President of CCMI Funds from July 2004 to March 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice   President  of  Unified   Fund   Services,   Inc.,   the  Trust's
                                                      administrator,  since December  2003;  Assistant Vice President of U.S.
Chief Financial Officer and Treasurer, July 2005 to   Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer
present; Secretary, September 2004 to                 from 1998 to 2000; Chief Financial Officer and Treasurer of
June 2005; Assistant Secretary, July 2005 to present  AmeriPrime Advisors Trust since July 2005; Secretary of AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of
                                                      CCMI Funds from September 2004 to March 2005; Principal Accounting
                                                      Officer of Lindbergh Funds from February 2004 to February 2005.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief  Compliance  Officer of AmeriPrime  Advisors  Trust since October
                                                      2004;  Chief  Compliance  Officer of AmeriPrime Funds from October 2004
Chief Compliance Officer, October 2004 to present     to July 2005;  Chief  Compliance  Officer  of CCMI  Funds from  October
                                                      2004 to March  2005;  Chief  Compliance  Officer of  Unified  Financial
                                                      Securities,  Inc.,  the Trust's  distributor,  since  December 2004 and from 1997 to 2000, Chairman from 1997 to December 2004,  President from
                                                      1997 to 2000;  Director of Compliance of Unified Fund  Services,  Inc.,
                                                      the Trust's  administrator,  from October 2003 to September 2004; Chief
                                                      Compliance  Officer of Unified  Financial  Services,  Inc.,  the parent company of the  Trust's  administrator  and  distributor,  from 2000 to
                                                      2004.
----------------------------------------------------- ------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------------------------
Heather A. Barnes (1975)                              Employed by Unified Fund  Services,  Inc.,  the Trust's  administrator,
Secretary, July 2005 to present                       since January 2004 and from  December  1999 to January  2002;  Regional
                                                      Administrative Assistant of The Standard Register
                                                      Company from February 2003 to January 2004; Full time
                                                      student at Indiana University from January 2002 to June 2002;
                                                      Secretary of AmeriPrime Advisors Trust since July 2005.
----------------------------------------------------- ------------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

--------------------- ---------------------------- ---------------------------------------------
                                                     Aggregate Dollar Range of Shares of All
        Trustee         Dollar Range of Fund Shares        Funds Within the Fund Complex*
--------------------- ---------------------------- ---------------------------------------------
--------------------- ---------------------------- ---------------------------------------------
Gary E. Hippenstiel                None                                None
--------------------- ---------------------------- ---------------------------------------------
--------------------- ---------------------------- ---------------------------------------------
Ronald Tritschler                  None                                None
--------------------- ---------------------------- ---------------------------------------------
--------------------- ---------------------------- ---------------------------------------------
Stephen Little                     None                                None
--------------------- ---------------------------- ---------------------------------------------
--------------------- ---------------------------- ---------------------------------------------
Daniel Condon                      None                                None
--------------------- ---------------------------- ---------------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon     from Trust and Fund
       Independent Trustees             from the Fund      Benefits Accrued        Retirement            Complex*
                                                            As Part of Fund
                                                               Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $ 1,286                $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,286                 $0                   $0                $36,000
Board
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $857                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
   Non-Independent Trustees and           Aggregate           Pension or        Estimated Annual    Total Compensation
             Officers                   Compensation          Retirement         Benefits Upon     from Trust and Fund
                                        from the Fund      Benefits Accrued        Retirement            Complex*
                                                            As Part of Fund
                                                               Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $857                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, CFO and Treasurer            $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer        $4,464                 $0                   $0                $125,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Heather Barnes, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================


* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.


PORTFOLIO TURNOVER

     The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge, provided that, if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

     The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     The Trust, the Advisor and the Fund's Distributor each have adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Fund, free of charge, by calling Shareholder Services at (877) SMI-Fund (877-764-3863). You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund do not require an independent confirmation from the third parties that they will not trade on the confidential information.

     Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund's website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.


PROXY VOTING POLICIES

     The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's proxy voting policy requires the Advisor to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Advisor's policy underscores the Advisor's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Advisor's policy dictates that the Advisor vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Advisor on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

     When the Fund invests in other investment companies in excess of the limits set forth in Section 12(d) of the 1940 Act, it will be required to enter into participating agreements obligating the Fund to satisfy certain conditions set forth in to SEC exemptive order(s). In cases where the Fund owns more than 5 percent (5%) of an underlying fund, these participating agreements will require the Fund, among other things, to vote its shares of an underlying fund in the same proportion as the vote of all other holders of the underlying fund.

     The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policies by calling Shareholder Services at (877) SMI-Fund (877-764-3863). or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the fund accounting agent. The Fund accounting agent maintains a pricing review committee, and the committee may, from time to time, seek valuation directly from an Independent Trustee on good faith pricing issues. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets            =  Net Asset Value Per Share
                      ---------------
                     Shares Outstanding


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount being redeeming is more than the lesser of $250,000 or 1% of the Fund's net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem shares by paying the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     Dividends out of net investment income (generally interest income and dividends received on investments, less expenses), together with distributions of net realized short-term capital gains and certain foreign currency gains, are generally taxable as ordinary income to shareholders who are subject to federal income taxes, whether or not reinvested. As a result of recent federal tax legislation, qualifying distributions paid out of the Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses ("net capital gain") designated by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in the Fund's shares, regardless of how long the shareholders have held the Fund's shares. Long-term capital gains to the Fund require the holding of assets for more than one year.

     A redemption of the Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

o    Diversify its investments in securities  within certain  statutory  limits;
     and

o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent, fund accountant, and administrator. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. For its services as transfer agent, Unified receives an annual fee from the Fund of $16.80 per shareholder account (subject to various monthly minimum fees, the maximum being $2,333.33 per month). In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to the following percentages of the Fund's average net assets per portfolio and/or share class: 0.04% of the first $100 million; 0.02% from $100 million to $250 million; and 0.01% of assets over $250 million (subject to various monthly minimum fees, the maximum being 2,708.33 per month).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For these services, Unified receives an annual fee from the Fund equal to the following percentages of the Fund's average net assets per share class: 0.09% of the first $100 million; 0.06% from $100 million to $250 million; and 0.03% of assets over $250 million per year (subject to various monthly minimum fees, the maximum being $3,125 per month).

ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending ______, 2006. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are an officer of the Distributor and/or shareholders or employees of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.


DISTRIBUTION PLANS

     The Fund has adopted separate Distribution Plans for the Class A shares (the "Class A Plan") and for the Class C shares (the "Class C Plan") of the Fund pursuant to Rule 12b-1 under the 1940 Act. Each Plan was approved by a majority of the Board of Trustees of the Trust, including all the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on August 29, 2005 called for the purpose of, among other things, voting on such Plan.

     The Class A Plan provides that Class A shares of the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the "Recipient") a fee of up to 0.35% of the average daily net assets of the Class A shares (0.10% to help defray the cost of distributing Class A shares and 0.25% for servicing the Class A shareholders). The Class C Plan provides that the Fund will pay a Recipient a fee of up to 1.00% (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders). Shareholder servicing fees may be incurred in connection with the promotion and distribution of shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Class C Plan provides that, while the Fund will collect 12b-1 fees from each shareholder during the initial 12 months of investments, the Fund will not pay such fees to any Recipient until after the 13th month after purchase. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.


FINANCIAL STATEMENTS

     The Fund recently commenced operations and, as a result, has no financial statements.

                            PART C. OTHER INFORMATION

Item 22. Exhibits

(1)  (a) Financial Statements included in Part A: None.

     (b)  Financial Statements included in Part B: None.

(2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

     (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

     (c)  Instruments Defining Rights of Security Holders - None.

     (d)  Investment Advisory Contracts.

1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated December 31,
                                    2002 and incorporated herein by reference.

5. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

7. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

8. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

11. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

12. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

15. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

16. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

17. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

18. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

19. Copy of Registrant's Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

20. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

21. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

22. Copy of Registrant's Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A June 16, 2005 and incorporated herein by reference.

23. Copy of Registrant's Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A July 27, 2005 and incorporated herein by reference.

24. Copy of Registrant's Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 - Filed with Registrant's registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

25. (a) Copy of Registrant's Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 - Filed herewith.

                                    (b) Form of Side Letter Agreement with
                                    Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund.

26. (a) Copy of Registrant's Management Agreement with The Symphony Wealth Management, Inc. with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 - Filed herewith.

                                    (b) Form of Side Letter Agreement with The
                                    Symphony Wealth Management regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund.

     (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

          (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

          (6) Underwriting Contracts. Copy of Distribution Agreement among Registrant, The Symphony Wealth Management, Inc. and Unified Financial Securities, Inc., approved August 29, 2005 - To be filed.

     (f)  Bonus or Profit Sharing Contracts - None.

     (g) (1) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (2) Custodian Agreement. Copy of Registrant's Custodian Agreement with U.S. Bank, N.A., dated _______, 2005 - To be filed.

     (h) Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated _______, 2005 - To be filed.

     (i) Legal Opinion and Consent - Opinion of Thompson Coburn LLP with respect to QCM Absolute Return Fund and The Symphony Wealth Management Services Ovation Fund - Filed herewith.

     (j)  Other Opinions - None.

     (k)  Omitted Financial Statements - None.

     (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                         (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                         (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                         (6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                         (7) Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

                         (8) Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund - Filed with Registrant's registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

                         (9) Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund - Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference

                         (10) Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund - Filed with Registrant's registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

                         (11) Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund - Filed herewith.

                         (12) Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares - Filed herewith.

          (n) (1) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (2) Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund - Filed herewith.

          (o)  Reserved.

          (p) (1) Registrant's Amended Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated April 29, 2005 and incorporated herein by reference.

               (2)  Code of Ethics  for Senior  Executive  Officers - Filed with
                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

     (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                           (5) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

                           (6) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (7) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                           (8) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

                           (9) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                           (10) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

                           (11) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

                           (12) Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                           (13) Proxy Voting Policy and Procedures adopted by Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                           (14) Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

                           (15) Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group Inc. with regard to the Chicken Little Fund - Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

                           (16) Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund - Filed with Registrant's registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

                           (17) Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund - Filed herewith.

                           (18) Proxy Voting Policy and Procedures adopted by The Symphony Wealth Management, Inc. with regard to The Symphony Wealth Management Ovation Fund - To be filed.

Item 23. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 24. Indemnification

          Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

          Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers

1. Archer Investment Corporation ("Archer") serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system, and available on the Investment Adviser Public Disclosure Website ("IAPD").

2. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard
                            B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

3. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV
                            Part I available on the IAPD.

5. Chicken Little Fund Group, Inc. ("CLG") serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

6. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

7. Dobson Capital Management, Inc. serves as investment adviser to the Dobson Covered Call Fund, a series of Registrant. Mr. Charles Dobson serves as President of Dobson. Further information about Dobson can be obtained from the Form ADV Part I of Dobson available on the IAPD.

8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

9. Financial Counselors, Inc. ("FCI") serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

10. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur
                            F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

12. Howe & Rusling, Inc. ("H&R") serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

13. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

14. Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

15. Leader Capital Corporation ("Leader") serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

16. Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

17. Nashville Capital Corporation ("NCC") serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

18. Northstar Capital Management, Inc. ("Northstar") serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

19. Polynous Capital Management, Inc. ("Polynous") serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about
                            Polynous can be obtained from its Form ADV Part I available on the IAPD.

20. Quixote Capital Management, LLC ("Quixote") serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

21. Robinson Investment Group, Inc. ("Robinson") serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

22. SMI Advisory Services, LLC ("SMI") serves as investment advisor to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

23. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I available on the IAPD.

24. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment advisor for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph
                           E. Stocke, Daniel Cook, Todd L. Rich and Christopher
                           A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

25. The Roosevelt Investment Group ("Roosevelt") serves as investment advisor to the Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

26. The Symphony Wealth Management ("Symphony") serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

Item 26. Principal Underwriters

          Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

                         (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, Ancora Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

                         (b) The directors and officers of Unified Financial are as follows:

          Name                         Title                          Position
                                                                      with Trust
          ----                         -----                          ----------
          Gregory S. Drose             President                      None

          Thomas G. Napurano           Director, CFO and Exec. Vice   None
                                       President

          Stephen D. Highsmith, Jr.    Director and Senior Vice       None
                                       President

          D. Eric McKenzie Assistant   Vice President None
          Karyn E. Cunningham          Controller                     None

          Terry Gallagher              Chief Compliance Officer       None

                           (c) Not applicable.

Item 27. Location of Accounts and Records

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  US Bank, N.A.
                  425 Walnut Street
                  Cincinnati, Ohio 45202

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Archer Investment Corporation
                  7970 Clearwater Court
                  Indianapolis, IN 46256

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                  Bellevue, Washington 98005

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Chicken Little Fund Group, Inc.
                  1310 Papin Street, Suite 104
                  St. Louis, MO 63103

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  Dobson Capital Management, Inc.
                  1422 S. Van Ness Street
                  Santa Ana, California 92707

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GERONIMO Partners Asset Management, LLC
                  700 17th Street, 24th Floor
                  Denver, Colorado 80202

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Financial Counselors, Inc.
                  442 West 47th Street
                  Kansas City, Missouri

                  Howe & Rusling, Inc.
                  120 East Avenue
                  Rochester, NY 14604

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Iron Financial Management, Inc.
                  Two Northfield Plaza
                  Suite 250
                  Northfield, Illinois 60093

                  Leader Capital Corporation
                  121 SW Morrison St.
                  Suite 425
                  Portland, OR 97204

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Nashville Capital Corporation
                  209 10th Avenue South
                  Nashville, TN  37203

                  Northstar Capital Management, Inc.
                  4400 PGA Boulevard, Suite 600
                  Palm Beach Gardens, Florida 33410

                  Polynous Capital Management, Inc.
                  One Pine Street, Suite 2208
                  San Francisco, CA 94111

                  Quixote Capital Management, LLC
                  5619 DTC Parkway, Suite 100
                  Greenwood Village, CO  80111

                  Robinson Investment Group, Inc.
                  5301 Virginia Way, Suite 150
                  Brentwood, TN 37027

                  SMI Advisory Services, LLC
                  422 Washington Street
                  Columbus, IN 47201

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                  Newtown Square, PA  19073

                  The Roosevelt Investment Group
                  317 Madison Ave., Suite 1004
                  New York, New York 10017


                  Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 28. Management Services

                  None.

Item 29. Undertakings

               Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

               Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

               Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on September __, 2005.

                                         UNIFIED SERIES TRUST

                                         /s/  Anthony J. Ghoston
                                         ---------------------------------
                                            Anthony J. Ghoston, President

Attest:

/s/      Freddie Jacobs, Jr.
-------------------------------
Freddie Jacobs, Jr., Treasurer and Chief Financial Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title            Date

/s/      Freddie Jacobs, Jr. *          Trustee          September __, 2005
--------------------------------
 Daniel Condon

/s/      Freddie Jacobs, Jr. *          Trustee          September __, 2005
--------------------------------
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *          Trustee          September __, 2005
--------------------------------
 Stephen Little

/s/      Freddie Jacobs, Jr. *          Trustee           September __, 2005
--------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.d.

               (1) Management Agreement with Quixote Capital Management, LLC with respect to the QCM Absolute Return Fund

               (2) Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement

               (3) Management Agreement with The Symphony Wealth Management, Inc. with respect to The Symphony Wealth Management Ovation Fund

               (2) Side Letter Agreement with The Symphony Wealth Management, Inc. regarding fee waiver and expense reimbursement

EX.99.h

                    Proxy  Voting  Policy   adopted  by  with  Quixote   Capital
                    Management, LLC with respect to the QCM Absolute Return Fund

EX.99.i

                    Legal Opinion and Consent of Thompson Coburn LLP with respect to each of QCM Absolute Return Fund and The Symphony Wealth Management Ovation Fund

EX.99.m

               (1) Rule 12b-1 Distribution Plan with respect to the QCM Absolute Return Fund

               (2) Rule 12b-1 Distribution Plan with respect to The Symphony Wealth Management Ovation Fund Class A shares

               (3) Rule 12b-1 Distribution Plan with respect to The Symphony Wealth Management Ovation Fund Class C shares

EX.99.n

                    Rule  18f-3  Plan  with  respect  to  The  Symphony   Wealth
                    Management Ovation Fund